UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 00653)

Exact name of registrant as specified in charter:	Putnam Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments:

Putnam Income Fund
The fund's portfolio
7/31/09 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (45.8%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (8.9%)
Government National Mortgage Association Graduated
Payment Mortgages
11s, with due dates from March 15, 2010 to
August 15, 2010	$1,167	$1,195
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, TBA, August 1, 2039	30,000,000	31,846,875
4 1/2s, TBA, August 1, 2039	58,000,000	58,416,875
		90,264,945

U.S. Government Agency Mortgage Obligations (36.9%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 5 1/2s, TBA, August 1, 2039	2,000,000	2,071,875
Federal National Mortgage Association Pass-Through
Certificates
7s, January 1, 2017	15,179	16,367
7s, TBA, August 1, 2039	4,000,000	4,356,875
6 1/2s, TBA, August 1, 2039	83,000,000	88,758,125
5 1/2s, TBA, August 1, 2039	1,000,000	1,035,938
5 1/2s, TBA, August 1, 2024	70,000,000	73,341,408
5s, TBA, August 1, 2024	19,000,000	19,727,343
4 1/2s, TBA, August 1, 2039	159,000,000	159,869,539
4s, TBA, August 1, 2024	1,000,000	1,009,141
Fannie Mae, 5s, July 1, 2035 (i)	$26,508,305	$27,373,536
		377,560,147

Total U.S. government and agency mortgage obligations (cost $464,999,409)		$467,825,092

U.S. TREASURY OBLIGATIONS (7.7%)(a)
	Principal amount	Value

U.S. Treasury Bonds
6 1/4s, August 15, 2023 (i)	$6,141,000	$7,696,392
U.S. Treasury Notes
4 5/8s, December 31, 2011 (i)	10,493,000	11,315,231
4 1/2s, February 28, 2011 (i)	5,475,000	5,890,169
3 5/8s, May 15, 2013 (i)	13,445,000	14,348,907
3 5/8s, October 31, 2009 (i)	11,080,000	11,282,764
3 1/2s, August 15, 2009 (i)	9,825,000	10,032,602
3 3/8s, September 15, 2009 (i)	18,123,000	18,553,421

Total U.S. treasury obligations (cost $79,119,486)		$79,119,486

MORTGAGE-BACKED SECURITIES (42.3%)(a)
	Principal amount	Value

Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.335s, 2029	$1,058,344	$1,169,630
FRB Ser. 97-D5, Class A5, 7.029s, 2043	180,000	172,921
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	1,213,000	1,045,733
Ser. 07-2, Class A2, 5.634s, 2049	945,000	925,185
Ser. 06-4, Class A2, 5.522s, 2046	4,884,000	4,941,476
Ser. 05-6, Class A2, 5.165s, 2047	530,000	530,861
FRB Ser. 05-1, Class A5, 5.083s, 2042	103,000	93,121
Ser. 07-5, Class XW, IO, 0.439s, 2051	23,426,260	351,394
Ser. 07-1, Class XW, IO, 0.288s, 2049	11,461,564	124,655
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.771s, 2035	27,434,180	433,208
Ser. 04-5, Class XC, IO, 0.374s, 2041	69,854,954	603,142
Ser. 04-4, Class XC, IO, 0.367s, 2042	21,460,790	246,934
Ser. 06-5, Class XC, IO, 0.114s, 2016	82,760,087	689,565
Ser. 05-1, Class XW, IO, 0.101s, 2042	118,356,452	175,641
Banc of America Funding Corp. FRB Ser. 06-D,
Class 6A1, 5.925s, 2036	120,821	70,076
Banc of America Large Loan
FRB Ser. 04-BBA4, Class H, 1.238s, 2018	273,000	177,450
FRB Ser. 04-BBA4, Class G, 0.988s, 2018	365,000	255,500
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 2.288s, 2022	409,000	203,996
FRB Ser. 05-MIB1, Class J, 1.338s, 2022	1,095,000	383,250
Banc of America Structured Security Trust 144A Ser.
02-X1, Class A3, 5.436s, 2033	255,672	256,695
Bayview Commercial Asset Trust 144A
Ser. 04-2, IO, 2.97s, 2034	1,966,036	59,767
Ser. 07-1, Class S, IO, 2.477s, 2037	9,260,787	490,822
Ser. 06-4A, IO, 2.331s, 2036	1,422,084	97,591
Ser. 05-1A, IO, 2.15s, 2035	3,152,892	109,721
Ser. 04-3, IO, 2.15s, 2035	2,225,895	67,667
Ser. 06-2A, IO, 1.798s, 2036	1,774,461	106,040
Ser. 05-3A, IO, 1.6s, 2035	8,750,708	460,401
Ser. 07-5A, IO, 1.55s, 2037	7,477,989	543,650
FRB Ser. 05-1A, Class A1, 0.585s, 2035	733,807	403,594
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	2,662,503	1,251,966
Ser. 04-9, Class 1A1, 4.86s, 2034	103,799	64,538
Bear Stearns Commercial Mortgage Securities, Inc.

FRB Ser. 00-WF2, Class F, 8.191s, 2032	379,000	223,132
Ser. 07-PW17, Class A3, 5.736s, 2050	15,217,000	14,151,810
Ser. 05-PWR9, Class A2, 4.735s, 2042	1,183,000	1,182,070
Ser. 04-PR3I, Class X1, IO, 0.189s, 2041	9,943,737	124,297
Ser. 05-PWR9, Class X1, IO, 0.105s, 2042	30,447,195	173,853
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.687s, 2038	15,242,185	424,495
Ser. 06-PW14, Class X1, IO, 0.112s, 2038	16,391,908	167,034
Ser. 07-PW15, Class X1, IO, 0.09s, 2044	48,176,496	367,105
Ser. 05-PW10, Class X1, IO, 0.058s, 2040	65,296,757	152,141
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	2,862,800	18,322
Chase Commercial Mortgage Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	390,612	403,877
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.095s, 2014	2,935,000	2,630,867
Ser. 08-C7, Class A2A, 6.034s, 2049	1,600,000	1,419,778
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.097s, 2049	97,855,478	577,347
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR7,
Class 2A2A, 5 5/8s, 2036	292,332	172,476
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0 3/8s, 2049	21,044,531	258,848
Ser. 06-CD2, Class X, IO, 0.086s, 2046	63,062,182	163,235
Ser. 07-CD4, Class XC, IO, 0.072s, 2049	70,379,069	302,630
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	1,575,530	1,415,408
Ser. 98-C2, Class F, 5.44s, 2030	2,996,000	2,494,442
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.019s, 2017	1,301,000	1,033,795
Commercial Mortgage Pass-Through Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	771,000	277,560
Ser. 06-CN2A, Class J, 5.57s, 2019	617,000	160,420
FRB Ser. 01-J2A, Class A2F, 0.788s, 2034	1,190,000	996,196
Ser. 03-LB1A, Class X1, IO, 0.502s, 2038	6,843,629	212,987
Ser. 05-LP5, Class XC, IO, 0.141s, 2043	44,129,086	243,382
Ser. 06-C8, Class XS, IO, 0.085s, 2046	48,719,579	253,616
Ser. 05-C6, Class XC, IO, 0.064s, 2044	51,339,923	192,195
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037	1,080,426	646,061
Ser. 06-2CB, Class A11, 6s, 2036	9,593,160	5,736,410
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.667s, 2035	60,109	34,262
FRB Ser. 05-HYB4, Class 2A1, 4.887s, 2035	3,051,487	1,800,377
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	435,245	410,763
IFB Ser. 05-R1, Class 1AS, IO, 5.576s, 2035	3,891,435	357,526
Ser. 06-R1, Class AS, IO, 5.565s, 2036	3,999,234	358,861
Ser. 05-R3, Class AS, IO, 5.514s, 2035	5,739,934	520,182
FRB Ser. 06-R2, Class AS, IO, 5.406s, 2036	8,099,823	617,612
IFB Ser. 05-R2, Class 1AS, IO, 5.239s, 2035	5,091,590	442,332
Credit Suisse Mortgage Capital Certificates
Ser. 07-3, Class 1A1A, 5.837s, 2037	2,752,466	1,541,381
FRB Ser. 07-C4, Class A2, 5.81s, 2039	4,383,000	4,408,982
Ser. 06-C5, Class AX, IO, 0.12s, 2039	31,198,443	210,901
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.113s, 2049	96,394,644	481,973
Ser. 06-C4, Class AX, IO, 0.11s, 2039	62,554,764	479,495
Ser. 07-C1, Class AX, IO, 0.089s, 2040	62,764,846	279,931
CRESI Finance Limited Partnership 144A
FRB Ser. 06-A, Class D, 1.085s, 2017	188,000	84,600
FRB Ser. 06-A, Class C, 0.885s, 2017	553,000	304,150
Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
Class B, 7s, 2033	1,802,508	1,627,484
CS First Boston Mortgage Securities Corp.
Ser. 04-C2, Class A2, 5.416s, 2036	3,670,000	3,572,852
FRB Ser. 04-C3, Class A5, 5.113s, 2036	39,000	37,625
Ser. 04-C3, Class A3, 4.302s, 2036	31,862	31,816
CS First Boston Mortgage Securities Corp. 144A
FRB Ser. 05-TFLA, Class J, 1.238s, 2020	198,500	132,995
FRB Ser. 04-TF2A, Class J, 1.238s, 2016	254,000	170,180
FRB Ser. 04-TF2A, Class H, 0.988s, 2019	495,000	381,150
Ser. 01-CK1, Class AY, IO, 0.78s, 2035	90,029,463	624,723
Ser. 03-C3, Class AX, IO, 0.733s, 2038	43,862,634	1,501,453
Ser. 02-CP3, Class AX, IO, 0.41s, 2035	29,209,907	925,449
Ser. 04-C4, Class AX, IO, 0.396s, 2039	8,162,561	138,395
CWCapital Cobalt Ser. 07-C2, Class A2, 5.334s, 2047	11,224,000	10,947,772
Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
Class X, IO, 0.634s, 2031	156,465	2,945
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	1,508,878	1,543,744
Ser. 99-CG2, Class B3, 6.1s, 2032	1,485,000	1,351,350
Ser. 99-CG2, Class B4, 6.1s, 2032	2,084,000	1,667,200
Fannie Mae
IFB Ser. 06-70, Class SM, 52.403s, 2036	235,831	381,224
IFB Ser. 07-75, Class JS, 50.08s, 2037	695,517	1,070,325
IFB Ser. 06-62, Class PS, 38.19s, 2036	558,146	817,157
IFB Ser. 07-30, Class FS, 28.507s, 2037	871,696	1,133,545
IFB Ser. 06-49, Class SE, 27.86s, 2036	1,685,868	2,231,162
IFB Ser. 05-25, Class PS, 26.906s, 2035	76,877	100,343
IFB Ser. 06-115, Class ES, 25.42s, 2036	1,187,172	1,546,814
IFB Ser. 06-8, Class HP, 23.522s, 2036	1,511,720	1,918,826
IFB Ser. 05-45, Class DC, 23.265s, 2035	1,292,749	1,669,232
IFB Ser. 05-95, Class OP, 19.475s, 2035	668,913	817,081
IFB Ser. 05-106, Class JC, 19.24s, 2035	409,106	487,838
IFB Ser. 05-83, Class QP, 16.653s, 2034	365,237	432,274
Ser. 02-T1, Class A4, 9 1/2s, 2031	27,339	31,321
Ser. 04-T3, Class PT1, 8.887s, 2044	239,139	276,355
IFB Ser. 03-44, Class SI, IO, 7.715s, 2033	5,464,134	733,402

IFB Ser. 07-W6, Class 6A2, IO, 7.515s, 2037	1,261,839	151,723
IFB Ser. 06-90, Class SE, IO, 7.515s, 2036	1,418,594	210,298
Ser. 04-T3, Class 1A4, 7 1/2s, 2044	304,639	333,866
Ser. 03-W1, Class 2A, 7 1/2s, 2042	1,013,384	1,128,340
Ser. 02-T4, Class A3, 7 1/2s, 2041	70,367	78,349
Ser. 01-T3, Class A1, 7 1/2s, 2040	237,312	264,232
Ser. 01-T1, Class A1, 7 1/2s, 2040	408,117	454,412
Ser. 99-T2, Class A1, 7 1/2s, 2039	135,043	149,940
Ser. 02-T1, Class A3, 7 1/2s, 2031	201,269	224,101
IFB Ser. 07-W6, Class 5A2, IO, 7.005s, 2037	1,914,730	214,603
Ser. 01-W3, Class A, 7s, 2041	231,993	253,597
Ser. 05-W4, Class 1A3, 7s, 2035	738,929	807,742
IFB Ser. 07-W2, Class 3A2, IO, 6.995s, 2037	2,237,398	250,410
IFB Ser. 05-113, Class AI, IO, 6.945s, 2036	445,393	56,705
IFB Ser. 06-125, Class SM, IO, 6.915s, 2037	1,289,267	142,180
IFB Ser. 06-43, Class SU, IO, 6.915s, 2036	565,505	64,224
IFB Ser. 06-24, Class QS, IO, 6.915s, 2036	2,948,595	440,962
IFB Ser. 05-52, Class DC, IO, 6.915s, 2035	1,501,601	204,475
IFB Ser. 06-79, Class DI, IO, 6.865s, 2036	3,253,617	426,119
IFB Ser. 06-60, Class SI, IO, 6.865s, 2036	4,761,898	582,999
IFB Ser. 06-60, Class UI, IO, 6.865s, 2036	1,023,231	139,123
IFB Ser. 04-24, Class CS, IO, 6.865s, 2034	3,230,255	462,281
IFB Ser. 07-W7, Class 3A2, IO, 6.845s, 2037	3,499,512	383,267
IFB Ser. 03-122, Class SA, IO, 6.815s, 2028	2,869,861	246,714
IFB Ser. 03-122, Class SJ, IO, 6.815s, 2028	2,996,797	246,989
IFB Ser. 04-60, Class SW, IO, 6.765s, 2034	4,583,128	635,250
IFB Ser. 05-65, Class KI, IO, 6.715s, 2035	9,027,996	1,145,382
IFB Ser. 08-20, Class SA, IO, 6.705s, 2038	1,837,698	194,212
IFB Ser. 05-48, Class SM, IO, 6.515s, 2034	2,412,941	276,813
Ser. 383, Class 101, IO, 6 1/2s, 2022	141,812	20,247
Ser. 383, Class 102, IO, 6 1/2s, 2022	91,178	10,809
IFB Ser. 07-54, Class CI, IO, 6.475s, 2037	1,722,849	194,532
IFB Ser. 08-34, Class SM, IO, 6.465s, 2038	5,719,740	611,297
IFB Ser. 07-58, Class SP, IO, 6.465s, 2037	1,729,035	235,578
IFB Ser. 07-28, Class SE, IO, 6.465s, 2037	1,740,988	195,149
IFB Ser. 07-24, Class SD, IO, 6.465s, 2037	2,345,422	238,999
IFB Ser. 06-79, Class SI, IO, 6.465s, 2036	1,890,126	211,155
IFB Ser. 05-90, Class GS, IO, 6.465s, 2035	249,925	31,471
IFB Ser. 05-12, Class SC, IO, 6.465s, 2035	1,649,480	177,362
IFB Ser. 05-17, Class ES, IO, 6.465s, 2035	1,978,538	226,120
IFB Ser. 05-17, Class SY, IO, 6.465s, 2035	917,195	100,810
IFB Ser. 05-18, Class SK, IO, 6.465s, 2035	257,996	25,085
IFB Ser. 07-W5, Class 2A2, IO, 6.455s, 2037	843,431	87,110
IFB Ser. 07-30, Class IE, IO, 6.455s, 2037	4,925,336	710,135
IFB Ser. 06-123, Class CI, IO, 6.455s, 2037	3,911,960	448,937
IFB Ser. 05-82, Class SY, IO, 6.445s, 2035	4,012,893	449,115
IFB Ser. 05-45, Class EW, IO, 6.435s, 2035	1,372,067	161,986
IFB Ser. 05-45, Class SR, IO, 6.435s, 2035	5,280,703	593,218
IFB Ser. 06-126, Class CS, IO, 6.415s, 2037	1,121,922	120,717
IFB Ser. 06-31, Class SX, IO, 6.415s, 2036	4,056,615	473,078
IFB Ser. 06-33, Class JS, IO, 6.415s, 2036	3,026,461	323,420
IFB Ser. 06-36, Class SP, IO, 6.415s, 2036	3,742,109	389,767
IFB Ser. 06-23, Class SP, IO, 6.415s, 2036	1,947,477	240,572
IFB Ser. 06-16, Class SM, IO, 6.415s, 2036	1,473,011	176,341
IFB Ser. 05-95, Class CI, IO, 6.415s, 2035	2,354,757	286,409
IFB Ser. 05-84, Class SG, IO, 6.415s, 2035	3,859,865	519,389
IFB Ser. 05-57, Class NI, IO, 6.415s, 2035	895,113	103,700
IFB Ser. 06-3, Class SB, IO, 6.415s, 2035	8,592,569	1,064,104
IFB Ser. 05-54, Class SA, IO, 6.415s, 2035	3,742,153	399,984
IFB Ser. 05-23, Class SG, IO, 6.415s, 2035	3,006,327	401,295
IFB Ser. 05-17, Class SA, IO, 6.415s, 2035	2,670,933	298,666
IFB Ser. 05-17, Class SE, IO, 6.415s, 2035	2,903,825	373,010
IFB Ser. 05-57, Class DI, IO, 6.415s, 2035	7,530,122	817,539
IFB Ser. 05-83, Class QI, IO, 6.405s, 2035	661,176	88,606
IFB Ser. 06-128, Class GS, IO, 6.395s, 2037	1,876,446	207,404
IFB Ser. 05-73, Class SD, IO, 6.395s, 2035	315,931	44,011
IFB Ser. 06-114, Class IS, IO, 6.365s, 2036	1,906,245	204,590
IFB Ser. 06-51, Class SP, IO, 6.365s, 2036	6,948,674	873,518
IFB Ser. 06-115, Class GI, IO, 6.355s, 2036	1,901,906	198,635
IFB Ser. 06-115, Class IE, IO, 6.355s, 2036	1,477,847	184,234
IFB Ser. 06-117, Class SA, IO, 6.355s, 2036	2,245,469	240,247
IFB Ser. 06-109, Class SG, IO, 6.345s, 2036	2,611,286	270,081
IFB Ser. 06-104, Class IM, IO, 6.335s, 2036	958,648	101,658
IFB Ser. 06-109, Class SH, IO, 6.335s, 2036	2,057,414	260,759
IFB Ser. 06-104, Class IC, IO, 6.315s, 2036	5,845,520	729,346
IFB Ser. 06-103, Class SB, IO, 6.315s, 2036	5,601,572	560,409
IFB Ser. 06-43, Class SI, IO, 6.315s, 2036	5,788,681	610,301
IFB Ser. 06-8, Class JH, IO, 6.315s, 2036	7,002,175	828,077
IFB Ser. 09-12, Class CI, IO, 6.315s, 2036	7,508,914	952,130
IFB Ser. 05-122, Class SG, IO, 6.315s, 2035	1,513,947	181,113
IFB Ser. 05-122, Class SW, IO, 6.315s, 2035	2,012,736	229,573
IFB Ser. 06-101, Class SA, IO, 6.295s, 2036	4,919,809	511,070
IFB Ser. 06-92, Class JI, IO, 6.295s, 2036	1,473,038	165,336
IFB Ser. 06-92, Class LI, IO, 6.295s, 2036	2,206,530	238,888
IFB Ser. 06-96, Class ES, IO, 6.295s, 2036	2,366,832	238,048
IFB Ser. 06-99, Class AS, IO, 6.295s, 2036	1,714,021	195,799
IFB Ser. 06-17, Class SI, IO, 6.295s, 2036	1,202,907	126,438
IFB Ser. 06-60, Class YI, IO, 6.285s, 2036	2,097,409	293,323
IFB Ser. 06-86, Class SB, IO, 6.265s, 2036	5,698,723	725,049
IFB Ser. 07-W7, Class 2A2, IO, 6.245s, 2037	6,472,303	646,713
IFB Ser. 09-12, Class AI, IO, 6.215s, 2037	7,579,791	848,406
IFB Ser. 07-15, Class NI, IO, 6.215s, 2022	2,780,727	275,913
IFB Ser. 07-109, Class XI, IO, 6.165s, 2037	1,408,434	183,415
IFB Ser. 07-W8, Class 2A2, IO, 6.165s, 2037	4,675,306	461,172
IFB Ser. 07-30, Class LI, IO, 6.155s, 2037	7,129,271	752,423
IFB Ser. 07-30, Class OI, IO, 6.155s, 2037	8,527,014	975,576
IFB Ser. 07-89, Class SA, IO, 6.145s, 2037	6,589,397	664,088
IFB Ser. 07-W2, Class 1A2, IO, 6.145s, 2037	1,716,012	168,718
IFB Ser. 07-54, Class IA, IO, 6 1/8s, 2037	2,141,672	222,295

IFB Ser. 07-54, Class IB, IO, 6 1/8s, 2037	2,141,672	222,295
IFB Ser. 07-54, Class IC, IO, 6 1/8s, 2037	2,141,672	222,295
IFB Ser. 07-54, Class ID, IO, 6 1/8s, 2037	2,141,672	222,295
IFB Ser. 07-54, Class IE, IO, 6 1/8s, 2037	2,141,672	222,295
IFB Ser. 07-54, Class IF, IO, 6 1/8s, 2037	3,184,770	335,452
IFB Ser. 07-54, Class NI, IO, 6 1/8s, 2037	1,926,660	183,724
IFB Ser. 07-54, Class UI, IO, 6 1/8s, 2037	2,673,974	310,341
IFB Ser. 07-15, Class CI, IO, 6.095s, 2037	7,299,211	770,943
IFB Ser. 06-115, Class JI, IO, 6.095s, 2036	5,150,220	559,159
IFB Ser. 07-109, Class PI, IO, 6.065s, 2037	2,646,995	245,653
IFB Ser. 09-43, Class SB, IO, 6.045s, 2039	357,295	43,689
IFB Ser. 06-123, Class LI, IO, 6.035s, 2037	3,519,337	362,738
IFB Ser. 07-81, Class IS, IO, 6.015s, 2037	2,948,844	295,740
Ser. 383, Class 100, IO, 6s, 2022	148,414	15,731
Ser. 383, Class 98, IO, 6s, 2022	258,951	32,617
Ser. 383, Class 99, IO, 6s, 2022	119,418	15,775
IFB Ser. 08-11, Class SC, IO, 5.995s, 2038	280,630	30,294
IFB Ser. 07-116, Class BI, IO, 5.965s, 2037	8,371,921	799,016
IFB Ser. 07-39, Class AI, IO, 5.835s, 2037	3,741,407	350,532
IFB Ser. 07-32, Class SD, IO, 5.825s, 2037	2,548,600	240,823
IFB Ser. 07-30, Class UI, IO, 5.815s, 2037	2,082,233	207,850
IFB Ser. 07-32, Class SC, IO, 5.815s, 2037	2,026,125	197,087
IFB Ser. 07-1, Class CI, IO, 5.815s, 2037	2,361,541	220,237
IFB Ser. 09-12, Class DI, IO, 5.745s, 2037	5,892,775	611,199
IFB Ser. 05-58, Class IK, IO, 5.715s, 2035	3,175,415	343,275
IFB Ser. 04-46, Class PJ, IO, 5.715s, 2034	2,969,983	330,054
Ser. 06-W3, Class 1AS, IO, 5.673s, 2046	8,897,111	800,740
Ser. 06-W2, Class 1AS, IO, 5.661s, 2036	2,929,982	269,192
IFB Ser. 07-75, Class ID, IO, 5.585s, 2037	2,175,841	195,095
Ser. 383, Class 18, IO, 5 1/2s, 2038	995,105	139,315
Ser. 383, Class 19, IO, 5 1/2s, 2038	901,470	126,206
Ser. 383, Class 6, IO, 5 1/2s, 2037	766,077	103,566
Ser. 383, Class 7, IO, 5 1/2s, 2037	755,625	105,787
Ser. 383, Class 20, IO, 5 1/2s, 2037	569,292	79,701
Ser. 383, Class 95, IO, 5 1/2s, 2022	418,518	52,613
Ser. 383, Class 97, IO, 5 1/2s, 2022	175,432	19,435
Ser. 383, Class 94, IO, 5 1/2s, 2022	213,389	26,799
Ser. 383, Class 96, IO, 5 1/2s, 2022	220,806	26,491
IFB Ser. 09-3, Class SE, IO, 5.215s, 2037	2,821,481	226,001
Ser. 385, Class 3, IO, 5s, 2038	722,597	106,583
Ser. 383, Class 92, IO, 5s, 2022	185,177	19,502
Ser. 383, Class 93, IO, 5s, 2022	172,908	19,117
Ser. 03-W12, Class 2, IO, 2.216s, 2043	2,518,822	128,750
Ser. 03-W10, Class 3, IO, 1.924s, 2043	3,773,483	178,723
Ser. 03-W10, Class 1, IO, 1.881s, 2043	10,052,914	484,889
Ser. 03-W8, Class 12, IO, 1.637s, 2042	18,076,338	847,117
Ser. 03-W17, Class 12, IO, 1.144s, 2033	4,835,667	139,577
Ser. 03-W19, IO, 1.088s, 2033	555,087	14,218
Ser. 03-T2, Class 2, IO, 0.809s, 2042	28,427,147	448,012
Ser. 03-W3, Class 2IO1, IO, 0.676s, 2042	11,108,842	186,653
Ser. 03-W6, Class 51, IO, 0.671s, 2042	7,459,012	114,686
Ser. 03-18, Class X1, IO, 0.645s, 2042	13,180,897	262,552
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	379,157	5,363
Ser. 01-T12, Class IO, 0.565s, 2041	12,845,259	157,694
Ser. 03-W10, Class 1A, IO, 0.545s, 2043	322,164	3,881
Ser. 03-W2, Class 1, IO, 0.466s, 2042	14,526,273	122,194
Ser. 02-T4, IO, 0.45s, 2041	7,173,455	63,461
Ser. 03-W3, Class 1, IO, 0.441s, 2042	9,770,589	92,895
Ser. 01-50, Class B1, IO, 0.439s, 2041	1,829,612	20,572
Ser. 02-T1, Class IO, IO, 0.427s, 2031	11,376,327	97,899
Ser. 03-W6, Class 3, IO, 0.368s, 2042	10,373,655	91,463
Ser. 03-W6, Class 23, IO, 0.352s, 2042	10,979,042	92,962
Ser. 03-34, Class P1, PO, zero %, 2043	52,164	46,335
Ser. 07-64, Class LO, PO, zero %, 2037	960,075	822,036
Ser. 07-14, Class KO, PO, zero %, 2037	421,430	355,864
Ser. 06-125, Class OX, PO, zero %, 2037	160,481	140,479
Ser. 06-84, Class OT, PO, zero %, 2036	119,020	101,807
Ser. 06-56, Class XF, zero %, 2036	158,302	150,522
Ser. 06-46, Class OC, PO, zero %, 2036	147,227	130,252
Ser. 06-47, Class VO, PO, zero %, 2036	332,098	250,365
Ser. 06-37, Class ON, PO, zero %, 2036	866,900	752,726
Ser. 05-117, Class MO, PO, zero %, 2036	35,866	33,847
Ser. 05-110, Class KO, PO, zero %, 2035	138,833	109,234
Ser. 05-103, Class OA, PO, zero %, 2035	417,000	373,844
Ser. 05-50, Class LO, PO, zero %, 2035	76,223	67,465
Ser. 08-37, Class DO, PO, zero %, 2033	254,118	168,813
Ser. 06-59, Class QC, PO, zero %, 2033	476,294	438,024
Ser. 04-61, Class JO, PO, zero %, 2032	698,902	609,425
Ser. 326, Class 1, PO, zero %, 2032	698,580	620,684
Ser. 318, Class 1, PO, zero %, 2032	262,417	234,178
Ser. 314, Class 1, PO, zero %, 2031	1,246,950	1,114,171
FRB Ser. 07-76, Class SF, zero %, 2037	85,252	81,409
FRB Ser. 06-115, Class SN, zero %, 2036	804,157	700,967
FRB Ser. 06-104, Class EK, zero %, 2036	162,397	155,357
FRB Ser. 05-117, Class GF, zero %, 2036	109,156	105,552
FRB Ser. 05-57, Class UL, zero %, 2035	629,474	624,218
FRB Ser. 05-51, Class FV, zero %, 2035	515,983	491,300
FRB Ser. 05-36, Class QA, zero %, 2035	210,288	189,362
FRB Ser. 05-65, Class CU, zero %, 2034	89,961	85,748
FRB Ser. 05-77, Class HF, zero %, 2034	309,364	299,637
FRB Ser. 05-81, Class DF, zero %, 2033	10,339	10,174
FRB Ser. 06-1, Class HF, zero %, 2032	80,979	75,085
IFB Ser. 06-75, Class FY, zero %, 2036	221,875	215,820
IFB Ser. 06-48, Class FG, zero %, 2036	495,197	413,871
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
Ser. T-42, Class A6, 9 1/2s, 2042	133,181	146,582
IFB Ser. T-56, Class 2ASI, IO, 7.815s, 2043	1,337,536	168,028
Ser. T-51, Class 2A, 7 1/2s, 2042	752,727	818,826

Ser. T-56, Class A, IO, 0.524s, 2043	6,341,242	77,632
Ser. T-56, Class 1, IO, 0.262s, 2043	8,182,576	54,244
Ser. T-56, Class 3, IO, 0.231s, 2043	6,266,221	57,323
Ser. T-56, Class 2, IO, 0.015s, 2043	7,543,365	7,941
First Horizon Alternative Mortgage Securities FRB Ser.
05-AA10, Class 2A1, 5.724s, 2035	1,388,710	791,565
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.682s, 2033	22,900,160	448,156
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	2,112,000	1,802,470
Ser. 97-C2, Class G, 7 1/2s, 2029	696,000	570,720
Freddie Mac
IFB Ser. 3182, Class PS, 27.447s, 2032	1,681,669	2,303,966
IFB Ser. 3408, Class EK, 24.634s, 2037	1,384,067	1,661,096
IFB Ser. 2976, Class KL, 23.327s, 2035	1,588,069	1,998,155
IFB Ser. 2979, Class AS, 23.217s, 2034	369,791	449,035
IFB Ser. 3065, Class DC, 18.996s, 2035	1,429,171	1,706,188
IFB Ser. 3105, Class SI, IO, 18.87s, 2036	379,537	152,995
IFB Ser. 2990, Class LB, 16.209s, 2034	1,612,738	1,808,621
IFB Ser. 3489, Class SD, IO, 7.512s, 2032	2,726,953	346,342
IFB Ser. 2828, Class GI, IO, 7.212s, 2034	2,635,824	372,293
IFB Ser. 3184, Class SP, IO, 7.062s, 2033	2,572,298	257,976
IFB Ser. 3110, Class SP, IO, 7.012s, 2035	3,533,041	532,288
IFB Ser. 2927, Class SI, IO, 7s, 2035	2,103,848	270,253
IFB Ser. 3156, Class PS, IO, 6.962s, 2036	2,792,644	399,739
IFB Ser. 2869, Class JS, IO, 6.962s, 2034	5,019,608	393,331
IFB Ser. 3149, Class LS, IO, 6.912s, 2036	6,442,736	1,014,216
IFB Ser. 3119, Class PI, IO, 6.912s, 2036	2,040,559	318,552
IFB Ser. 2882, Class NS, IO, 6.912s, 2034	2,320,848	270,611
IFB Ser. 2882, Class LS, IO, 6.912s, 2034	2,518,198	294,302
IFB Ser. 3200, Class SB, IO, 6.862s, 2036	1,482,228	159,784
IFB Ser. 3149, Class SE, IO, 6.862s, 2036	2,048,460	298,297
IFB Ser. 3157, Class SA, IO, 6.862s, 2036	5,429,368	770,264
IFB Ser. 3203, Class SH, IO, 6.852s, 2036	1,512,592	177,005
IFB Ser. 2835, Class AI, IO, 6.812s, 2034	1,486,916	194,905
IFB Ser. 2815, Class PT, IO, 6.762s, 2032	2,503,791	270,389
IFB Ser. 2828, Class TI, IO, 6.762s, 2030	1,155,960	116,434
IFB Ser. 3397, Class GS, IO, 6.712s, 2037	1,332,012	157,046
IFB Ser. 3287, Class SD, IO, 6.462s, 2037	2,512,411	280,855
IFB Ser. 3281, Class BI, IO, 6.462s, 2037	1,203,737	133,020
IFB Ser. 3281, Class CI, IO, 6.462s, 2037	1,920,226	208,197
IFB Ser. 3510, Class ID, IO, 6.462s, 2037	2,247,838	239,013
IFB Ser. 3249, Class SI, IO, 6.462s, 2036	1,275,289	170,135
IFB Ser. 3028, Class ES, IO, 6.462s, 2035	3,957,138	483,186
IFB Ser. 2922, Class SE, IO, 6.462s, 2035	2,906,840	319,673
IFB Ser. 2981, Class AS, IO, 6.432s, 2035	2,066,104	188,164
IFB Ser. 3287, Class SE, IO, 6.412s, 2037	6,385,867	827,161
IFB Ser. 3136, Class NS, IO, 6.412s, 2036	3,609,227	408,575
IFB Ser. 3122, Class DS, IO, 6.412s, 2036	2,141,376	254,233
IFB Ser. 3123, Class LI, IO, 6.412s, 2036	3,209,338	422,477
IFB Ser. 3118, Class SD, IO, 6.412s, 2036	4,832,386	510,233
IFB Ser. 3107, Class DC, IO, 6.412s, 2035	3,538,797	437,933
IFB Ser. 3001, Class IH, IO, 6.412s, 2035	78,257	9,021
IFB Ser. 2950, Class SM, IO, 6.412s, 2016	3,320,463	330,204
IFB Ser. 3256, Class S, IO, 6.402s, 2036	2,801,185	296,738
IFB Ser. 3031, Class BI, IO, 6.402s, 2035	1,302,579	185,042
IFB Ser. 3244, Class SB, IO, 6.372s, 2036	1,684,252	183,910
IFB Ser. 3249, Class SM, IO, 6.362s, 2036	6,292,447	702,363
IFB Ser. 3236, Class IS, IO, 6.362s, 2036	3,076,654	330,813
IFB Ser. 3240, Class SM, IO, 6.362s, 2036	6,316,718	696,773
IFB Ser. 3147, Class SD, IO, 6.362s, 2036	8,508,960	877,819
IFB Ser. 3398, Class SI, IO, 6.362s, 2036	6,177,344	677,593
IFB Ser. 3067, Class SI, IO, 6.362s, 2035	11,736,592	1,471,624
IFB Ser. 3114, Class TS, IO, 6.362s, 2030	13,098,450	1,587,270
IFB Ser. 3128, Class JI, IO, 6.342s, 2036	4,201,392	431,361
IFB Ser. 2990, Class LI, IO, 6.342s, 2034	2,514,467	317,319
IFB Ser. 3240, Class S, IO, 6.332s, 2036	5,793,480	640,180
IFB Ser. 3229, Class BI, IO, 6.332s, 2036	553,628	60,900
IFB Ser. 3065, Class DI, IO, 6.332s, 2035	980,348	122,217
IFB Ser. 3210, Class S, IO, 6.312s, 2036	428,406	39,902
IFB Ser. 3145, Class GI, IO, 6.312s, 2036	3,524,554	396,883
IFB Ser. 3114, Class GI, IO, 6.312s, 2036	1,474,117	193,718
IFB Ser. 3114, Class IP, IO, 6.312s, 2036	2,127,029	219,254
IFB Ser. 3510, Class IB, IO, 6.312s, 2036	2,470,008	340,342
IFB Ser. 3218, Class AS, IO, 6.292s, 2036	2,094,828	213,109
IFB Ser. 3221, Class SI, IO, 6.292s, 2036	2,422,516	248,381
IFB Ser. 3153, Class UI, IO, 6.282s, 2036	6,637,209	975,617
IFB Ser. 3485, Class SI, IO, 6.262s, 2036	2,119,603	271,076
IFB Ser. 3346, Class SC, IO, 6.262s, 2033	13,895,711	1,665,540
IFB Ser. 3346, Class SB, IO, 6.262s, 2033	1,064,991	127,448
IFB Ser. 3349, Class AS, IO, 6.212s, 2037	15,125,780	1,646,139
IFB Ser. 3510, Class IA, IO, 6.212s, 2037	4,709,909	479,987
IFB Ser. 3201, Class SG, IO, 6.212s, 2036	3,298,374	343,394
IFB Ser. 3203, Class SE, IO, 6.212s, 2036	2,806,964	289,763
IFB Ser. 3238, Class LI, IO, 6.202s, 2036	70,701	7,518
IFB Ser. 3171, Class PS, IO, 6.197s, 2036	2,703,069	292,039
IFB Ser. 3171, Class ST, IO, 6.197s, 2036	5,801,778	630,037
IFB Ser. 3510, Class CI, IO, 6.192s, 2037	6,911,746	741,838
IFB Ser. 3152, Class SY, IO, 6.192s, 2036	3,114,796	377,700
IFB Ser. 3510, Class DI, IO, 6.192s, 2035	3,875,013	430,165
IFB Ser. 3181, Class PS, IO, 6.182s, 2036	1,756,392	220,655
IFB Ser. 3284, Class BI, IO, 6.162s, 2037	1,959,168	197,084
IFB Ser. 3199, Class S, IO, 6.162s, 2036	1,609,505	175,243
IFB Ser. 3284, Class LI, IO, 6.152s, 2037	8,901,724	956,401
IFB Ser. 3281, Class AI, IO, 6.142s, 2037	8,112,198	835,313
IFB Ser. 3261, Class SA, IO, 6.142s, 2037	2,712,333	289,487
IFB Ser. 3311, Class EI, IO, 6.122s, 2037	2,097,192	222,523
IFB Ser. 3311, Class IA, IO, 6.122s, 2037	2,948,897	315,827

IFB Ser. 3311, Class IB, IO, 6.122s, 2037	2,948,897	315,827
IFB Ser. 3311, Class IC, IO, 6.122s, 2037	2,948,897	315,827
IFB Ser. 3311, Class ID, IO, 6.122s, 2037	2,948,897	315,827
IFB Ser. 3311, Class IE, IO, 6.122s, 2037	4,228,300	452,851
IFB Ser. 3510, Class AS, IO, 6.122s, 2037	11,632,578	1,333,791
IFB Ser. 3265, Class SC, IO, 6.122s, 2037	966,876	99,037
IFB Ser. 3240, Class GS, IO, 6.092s, 2036	3,600,896	371,649
IFB Ser. 3257, Class SI, IO, 6.032s, 2036	1,517,235	152,380
IFB Ser. 3225, Class EY, IO, 6.002s, 2036	11,471,144	1,085,400
IFB Ser. 3225, Class JY, IO, 6.002s, 2036	6,702,861	682,351
IFB Ser. 3502, Class DS, IO, 5.862s, 2039	877,037	85,985
IFB Ser. 3339, Class TI, IO, 5.852s, 2037	3,251,434	315,292
IFB Ser. 3284, Class CI, IO, 5.832s, 2037	5,518,127	542,597
IFB Ser. 3510, Class IC, IO, 5.792s, 2037	5,826,813	571,785
IFB Ser. 3309, Class SG, IO, 5.782s, 2037	6,360,586	586,366
IFB Ser. 2965, Class SA, IO, 5.762s, 2032	2,157,092	210,381
IFB Ser. 3510, Class BI, IO, 5.742s, 2037	7,251,066	733,445
IFB Ser. 3397, Class SQ, IO, 5.682s, 2037	7,389,733	650,814
IFB Ser. 3424, Class UI, IO, 5.472s, 2037	104,428	8,473
Ser. 3369, Class BO, PO, zero %, 2037	74,742	67,759
Ser. 3327, Class IF, IO, zero %, 2037	483,698	8,627
Ser. 3369, PO, zero %, 2037	160,182	141,489
Ser. 3391, PO, zero %, 2037	133,705	110,295
Ser. 3292, Class DO, PO, zero %, 2037	180,520	155,075
Ser. 3274, Class MO, PO, zero %, 2037	100,044	86,694
Ser. 3300, PO, zero %, 2037	1,181,303	998,940
Ser. 3252, Class LO, PO, zero %, 2036	677,845	582,642
Ser. 242, PO, zero %, 2036	14,211,135	12,645,637
Ser. 3206, Class EO, PO, zero %, 2036	106,721	93,663
Ser. 3175, Class MO, PO, zero %, 2036	275,583	228,789
Ser. 3176, Class YO, PO, zero %, 2036	158,000	149,482
Ser. 3210, PO, zero %, 2036	83,192	70,687
Ser. 3078, PO, zero %, 2035	794,317	730,579
Ser. 3084, PO, zero %, 2035	66,051	64,642
Ser. 2971, Class KO, PO, zero %, 2035	177,138	172,976
Ser. 3145, Class KO, PO, zero %, 2034	68,275	56,719
Ser. 2858, Class MO, PO, zero %, 2034	86,320	75,894
Ser. 2587, Class CO, PO, zero %, 2032	1,924,522	1,745,893
Ser. 201, PO, zero %, 2029	763,816	686,385
FRB Ser. 3349, Class DO, zero %, 2037	138,644	128,904
FRB Ser. 3338, Class WA, zero %, 2037	22,146	21,234
FRB Ser. 3326, Class XF, zero %, 2037	455,074	437,090
FRB Ser. 3326, Class YF, zero %, 2037	1,182,412	1,136,635
FRB Ser. 3263, Class TA, zero %, 2037	165,571	155,662
FRB Ser. 3241, Class FH, zero %, 2036	44,028	43,951
FRB Ser. 3341, Class FA, zero %, 2036	20,699	20,588
FRB Ser. 3283, Class HF, zero %, 2036	25,901	25,449
FRB Ser. 3171, Class BU, zero %, 2036	21,160	20,418
FRB Ser. 3231, Class X, zero %, 2036	167,094	165,697
FRB Ser. 3147, Class SF, zero %, 2036	485,549	472,788
FRB Ser. 3117, Class AF, zero %, 2036	125,756	112,718
FRB Ser. 3047, Class BD, zero %, 2035	347,295	308,632
FRB Ser. 3326, Class WF, zero %, 2035	1,247,754	1,148,466
FRB Ser. 3033, Class YF, zero %, 2035	392,763	357,920
FRB Ser. 3036, Class AS, zero %, 2035	144,601	126,253
FRB Ser. 3251, Class TP, zero %, 2035	322,506	309,398
FRB Ser. 3003, Class XF, zero %, 2035	1,474,322	1,355,822
FRB Ser. 2980, Class BU, zero %, 2035	91,196	90,843
FRB Ser. 2963, Class TW, zero %, 2035	262,814	241,364
FRB Ser. 2947, Class GF, zero %, 2034	327,858	309,658
FRB Ser. 3006, Class TE, zero %, 2034	289,562	267,543
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.127s, 2043	71,339,273	338,804
Ser. 07-C1, Class XC, IO, 0.089s, 2019	145,154,685	447,802
Ser. 05-C3, Class XC, IO, 0.066s, 2045	173,715,253	455,843
GMAC Commercial Mortgage Securities, Inc.
Ser. 99-C3, Class F, 7.926s, 2036	298,000	298,581
Ser. 97-C1, Class X, IO, 1.277s, 2029	4,678,813	194,557
Ser. 05-C1, Class X1, IO, 0.216s, 2043	58,920,013	404,911
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	1,265,341	949,006
Ser. 06-C1, Class XC, IO, 0.07s, 2045	103,139,923	295,267
GNMA IFB Ser. 06-29, Class SN, IO, 6.361s, 2036	151,052	15,107
Government National Mortgage Association
IFB Ser. 06-34, Class SA, 37.808s, 2036	196,462	269,239
Ser. 07-17, Class CI, IO, 7 1/2s, 2037	65,308	11,234
IFB Ser. 08-47, Class S, IO, 7.413s, 2038	2,785,320	316,008
IFB Ser. 05-68, Class PU, IO, 7.011s, 2032	72,934	7,501
IFB Ser. 04-59, Class SC, IO, 6.913s, 2034	1,339,209	166,586
IFB Ser. 05-68, Class SN, IO, 6.913s, 2034	801,445	82,917
IFB Ser. 04-47, Class SY, IO, 6.773s, 2034	421,055	44,560
IFB Ser. 04-96, Class KS, IO, 6.711s, 2034	363,044	45,253
IFB Ser. 06-16, Class GS, IO, 6.701s, 2036	158,317	17,635
IFB Ser. 04-5, Class PS, IO, 6.661s, 2033	4,046,000	575,786
IFB Ser. 07-35, Class TY, IO, 6.611s, 2035	2,354,430	178,890
IFB Ser. 04-70, Class SP, IO, 6.611s, 2034	145,211	17,374
IFB Ser. 07-26, Class SL, IO, 6.513s, 2037	324,578	39,079
IFB Ser. 07-22, Class S, IO, 6.511s, 2037	1,933,236	210,947
IFB Ser. 07-8, Class SH, IO, 6.511s, 2037	2,092,948	243,201
IFB Ser. 05-18, Class S, IO, 6.511s, 2035	284,567	32,813
IFB Ser. 05-77, Class CS, IO, 6.511s, 2032	387,164	33,862
IFB Ser. 07-51, Class SJ, IO, 6.461s, 2037	2,303,008	235,183
IFB Ser. 04-104, Class IS, IO, 6.461s, 2034	262,065	26,233
IFB Ser. 07-58, Class PS, IO, 6.411s, 2037	9,533,588	840,786
IFB Ser. 07-37, Class SU, IO, 6.403s, 2037	342,537	41,002
IFB Ser. 07-37, Class YS, IO, 6.383s, 2037	599,620	64,861
IFB Ser. 07-59, Class PS, IO, 6.381s, 2037	1,770,852	140,485
IFB Ser. 07-59, Class SP, IO, 6.381s, 2037	4,726,723	388,192
IFB Ser. 07-68, Class PI, IO, 6.361s, 2037	2,401,409	215,927

IFB Ser. 06-36, Class SN, IO, 6.321s, 2036	1,056,103	98,418
IFB Ser. 08-6, Class TI, IO, 6.313s, 2032	710,684	55,486
IFB Ser. 03-110, Class SP, IO, 6.313s, 2030	600,123	49,462
IFB Ser. 04-22, Class SE, IO, 6.311s, 2034	3,988,845	371,461
IFB Ser. 07-17, Class AI, IO, 6.263s, 2037	7,178,465	929,468
IFB Ser. 09-13, Class SD, IO, 6.263s, 2033	8,735,130	683,943
IFB Ser. 07-9, Class AI, IO, 6.213s, 2037	2,670,451	253,717
IFB Ser. 06-28, Class GI, IO, 6.211s, 2035	2,842,166	207,390
IFB Ser. 09-35, Class SP, IO, 6.113s, 2037	7,872,899	881,214
IFB Ser. 05-65, Class SI, IO, 6.061s, 2035	2,529,189	256,510
IFB Ser. 06-10, Class SL, IO, 5.971s, 2036	20,834,138	2,023,411
IFB Ser. 07-17, Class IC, IO, 5.963s, 2037	4,279,454	440,844
IFB Ser. 07-17, Class IB, IO, 5.961s, 2037	1,377,624	167,946
IFB Ser. 06-10, Class SM, IO, 5.961s, 2036	10,904,795	1,045,879
IFB Ser. 06-14, Class S, IO, 5.961s, 2036	2,411,257	210,655
IFB Ser. 06-11, Class ST, IO, 5.951s, 2036	1,486,584	137,702
IFB Ser. 07-25, Class KS, IO, 5.913s, 2037	618,802	51,398
IFB Ser. 07-21, Class S, IO, 5.913s, 2037	3,490,612	293,348
IFB Ser. 07-7, Class JI, IO, 5.911s, 2037	4,356,154	412,179
IFB Ser. 07-17, Class SI, IO, 5.901s, 2037	678,365	72,843
IFB Ser. 07-31, Class AI, IO, 5.893s, 2037	1,946,965	215,484
IFB Ser. 07-43, Class SC, IO, 5.813s, 2037	2,141,424	187,347
IFB Ser. 06-16, Class SJ, IO, 5.811s, 2036	377,051	33,554
IFB Ser. 05-27, Class SP, IO, 5.811s, 2035	414,518	35,976
IFB Ser. 04-87, Class SD, IO, 5.811s, 2034	338,834	31,335
IFB Ser. 04-83, Class CS, IO, 5.791s, 2034	620,013	56,018
IFB Ser. 07-28, Class SB, IO, 5.761s, 2037	408,263	38,565
IFB Ser. 04-89, Class HS, IO, 5.711s, 2034	3,267,337	296,609
Ser. 07-73, Class MO, PO, zero %, 2037	481,001	418,495
Ser. 06-36, Class OD, PO, zero %, 2036	129,406	117,700
Ser. 99-31, Class MP, PO, zero %, 2029	41,722	36,504
FRB Ser. 07-73, Class KI, IO, zero %, 2037	4,788,346	64,662
FRB Ser. 07-73, Class KM, zero %, 2037	481,001	407,530
FRB Ser. 07-49, Class UF, zero %, 2037	82,545	78,092
FRB Ser. 07-35, Class UF, zero %, 2037	224,907	211,936
FRB Ser. 07-22, Class TA, zero %, 2037	82,464	81,232
FRB Ser. 06-56, Class YF, zero %, 2036	179,506	162,828
FRB Ser. 98-2, Class EA, PO, zero %, 2028	393,449	359,196
Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037	1,138,000	1,148,798
Ser. 05-GG5, Class XC, IO, 0.07s, 2037	283,907,412	670,305
Greenwich Capital Commercial Funding Corp. 144A Ser.
05-GG3, Class XC, IO, 0.331s, 2042	71,401,543	930,241
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.805s, 2045	2,313,000	2,029,960
Ser. 06-GG6, Class A2, 5.506s, 2038	2,377,000	2,384,382
Ser. 05-GG4, Class A4, 4.761s, 2039	77,000	61,545
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	987,000	908,040
FRB Ser. 07-EOP, Class J, 1.154s, 2020	370,000	253,828
Ser. 06-GG8, Class X, IO, 0.666s, 2039	41,972,002	853,169
Ser. 03-C1, Class X1, IO, 0.29s, 2040	15,979,102	284,577
Ser. 04-C1, Class X1, IO, 0.283s, 2028	20,274,025	99,908
Ser. 06-GG6, Class XC, IO, 0.047s, 2038	134,170,822	244,540
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	178,648	148,143
Ser. 05-RP3, Class 1A3, 8s, 2035	545,274	437,818
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	400,960	318,614
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	585,394	476,093
Ser. 05-RP1, Class 1A3, 8s, 2035	61,935	52,002
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	632,914	511,155
Ser. 05-RP1, Class 1AS, IO, 5.864s, 2035	3,379,565	285,151
IFB Ser. 04-4, Class 1AS, IO, 5.757s, 2034	5,018,751	442,277
GSR Mortgage Loan Trust Ser. 05-AR2, Class 2A1,
4.817s, 2035	1,155,844	901,558
HASCO NIM Trust 144A Ser. 05-OP1A, Class A, 6 1/4s,
2035 (In default) (NON)	189,496	3,411
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
6.066s, 2037	2,793,565	1,592,332
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.395s, 2037 (F)	4,173,007	2,086,504
IndyMac Indx Mortgage Loan Trust
FRB Ser. 05-AR31, Class 3A1, 5.472s, 2036	3,363,144	1,916,992
FRB Ser. 07-AR11, Class 1A1, 5.182s, 2037	2,608,887	1,382,710
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	711,000	618,570
FRB Ser. 07-LD12, Class AM, 6.062s, 2051	2,591,000	1,451,256
FRB Ser. 07-LD12, Class A3, 5.99s, 2051	25,166,000	22,587,512
Ser. 07-CB20, Class A3, 5.863s, 2051	5,789,000	5,427,402
Ser. 06-CB15, Class A4, 5.814s, 2043	3,648,000	3,073,348
FRB Ser. 07-LD11, Class A3, 5.798s, 2049	2,885,000	2,683,435
Ser. 07-CB20, Class A4, 5.794s, 2051	1,268,000	982,939
FRB Ser. 04-PNC1, Class A4, 5.393s, 2041	28,000	26,024
Ser. 05-CB12, Class A4, 4.895s, 2037	78,000	73,118
Ser. 04-C3, Class A5, 4.878s, 2042	72,000	63,911
Ser. 05-LDP2, Class AM, 4.78s, 2042	1,230,000	885,881
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	55,868,238	1,105,582
Ser. 06-CB17, Class X, IO, 0.512s, 2043	34,761,906	727,452
Ser. 06-LDP9, Class X, IO, 0.455s, 2047	22,132,780	376,124
Ser. 07-LDPX, Class X, IO, 0.347s, 2049	42,993,726	463,133
Ser. 06-CB16, Class X1, IO, 0.102s, 2045	32,545,572	270,525
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	915,000	903,778
Ser. 03-ML1A, Class X1, IO, 0.634s, 2039	39,048,587	1,124,923
Ser. 05-LDP2, Class X1, IO, 0.196s, 2042	141,186,257	1,521,098
Ser. 05-CB12, Class X1, IO, 0.109s, 2037	41,094,812	242,953
Ser. 07-CB20, Class X1, IO, 0.092s, 2051	73,553,501	512,881

Ser. 06-LDP6, Class X1, IO, 0.062s, 2043	57,070,390	178,670
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	556,463	424,441
Ser. 99-C1, Class G, 6.41s, 2031	601,777	137,818
Ser. 98-C4, Class G, 5.6s, 2035	474,000	369,720
Ser. 98-C4, Class H, 5.6s, 2035 (F)	808,000	568,482
LB-UBS Commercial Mortgage Trust
Ser. 01-C3, Class A2, 6.365s, 2028	23,000	23,784
Ser. 07-C6, Class A2, 5.845s, 2012	7,834,000	7,881,599
Ser. 04-C7, Class A6, 4.786s, 2029	1,421,000	1,342,872
Ser. 07-C2, Class XW, IO, 0.547s, 2040	9,314,545	194,480
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.718s, 2038	48,152,044	1,211,327
Ser. 05-C3, Class XCL, IO, 0.301s, 2040	92,301,134	1,259,172
Ser. 03-C5, Class XCL, IO, 0.235s, 2037	12,990,373	214,540
Ser. 05-C2, Class XCL, IO, 0.176s, 2040	233,121,662	1,538,580
Ser. 05-C7, Class XCL, IO, 0.135s, 2040	159,965,844	836,397
Ser. 05-C5, Class XCL, IO, 0.135s, 2020	116,614,788	1,037,592
Ser. 06-C7, Class XCL, IO, 0.117s, 2038	74,738,525	727,355
Ser. 07-C2, Class XCL, IO, 0.103s, 2040	158,957,966	1,153,320
Ser. 06-C1, Class XCL, IO, 0.098s, 2041	154,669,528	950,104
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A
FRB Ser. 04-LLFA, Class H, 1.238s, 2017	496,000	341,014
FRB Ser. 05-LLFA, Class J, 1.088s, 2018	324,000	136,938
MASTR Adjustable Rate Mortgages Trust Ser. 04-7,
Class 2A1, 4.776s, 2034	90,026	59,873
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	1,174,438	838,188
Ser. 05-1, Class 1A4, 7 1/2s, 2034	830,987	919,020
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.905s, 2027	3,392,492	2,148,833
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.148s, 2049	75,244,292	710,931
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.788s, 2022	741,724	482,121
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.794s, 2030	496,000	294,888
FRB Ser. 05-A9, Class 3A1, 5.273s, 2035	2,953,262	2,292,555
Ser. 96-C2, Class JS, IO, 2.262s, 2028	519,447	17,464
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.829s, 2050	1,596,000	1,370,777
FRB Ser. 07-C1, Class A4, 5.829s, 2050	1,461,000	1,097,592
FRB Ser. 04-BPC1, Class A5, 4.855s, 2041	75,000	64,778
FRB Ser. 05-MCP1, Class A4, 4.747s, 2043	71,000	64,349
Ser. 05-MCP1, Class XC, IO, 0.219s, 2043	51,553,339	371,184
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.385s, 2039	10,553,618	142,474
Ser. 05-LC1, Class X, IO, 0.1s, 2044	28,172,094	135,505
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.957s, 2049	3,281,000	2,489,105
FRB Ser. 07-8, Class A2, 5.92s, 2049	1,887,000	1,778,315
Ser. 06-4, Class A2, 5.112s, 2049	8,464,000	8,401,355
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.006s, 2037	3,862,374	386,237
Ser. 04-C2, Class X, IO, 6.004s, 2040	1,915,111	191,511
Ser. 05-C3, Class X, IO, 5.555s, 2044	2,227,543	178,203
Ser. 06-C4, Class X, IO, 5.454s, 2016	7,481,836	598,547
Morgan Stanley Capital 144A Ser. 05-RR6, Class X, IO,
1.599s, 2043	7,235,204	202,586
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3, 6.28s, 2043	1,080,000	1,031,314
FRB Ser. 06-IQ11, Class A4, 5.771s, 2042	3,648,000	3,141,980
Ser. 06-T21, Class A2, 5.09s, 2052	3,325,000	3,324,621
Ser. 05-HQ6, Class A4A, 4.989s, 2042	2,023,000	1,919,300
Ser. 04-HQ4, Class A7, 4.97s, 2040	1,681,000	1,613,003
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	820,000	57,400
Ser. 04-RR, Class F6, 6s, 2039	1,230,000	73,800
Ser. 07-HQ13, Class X1, IO, 0.668s, 2044	36,541,947	716,588
Ser. 05-HQ5, Class X1, IO, 0.144s, 2042	16,953,982	74,598
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 4.609s, 2035	2,531,915	1,353,308
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.094s, 2030	839,000	562,130
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
6.713s, 2035	385,332	288,221
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	175,575	163,103
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2010	189,000	66,489
Residential Asset Mortgage Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	95,823	91,206
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037	1,051,742	631,045
Saco I Trust FRB Ser. 05-10, Class 1A1, 0.545s, 2033	592,076	102,534
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 0.557s, 2036	18,321,461	611,937
SBA CMBS Trust 144A Ser. 05-1A, Class D, 6.219s, 2035	470,000	451,200
STRIPS 144A
Ser. 03-1A, Class L, 5s, 2018	603,000	440,190
Ser. 03-1A, Class M, 5s, 2018	403,000	221,650
Ser. 04-1A, Class L, 5s, 2018	273,000	152,880
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	7,920,535	4,356,294
FRB Ser. 07-10, Class 1A1, 6s, 2037	13,444,156	7,696,779
FRB Ser. 05-18, Class 6A1, 5.252s, 2035	1,419,972	993,980
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.635s, 2034	407,495	289,321

Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.965s, 2037	28,386,982	2,749,989
Ser. 07-4, Class 1A4, IO, 1s, 2037	29,591,512	874,725
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.429s, 2037	9,945,398	832,927
Ser. 06-RF4, Class 1A, IO, 5.284s, 2036	5,196,704	445,739
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 5.902s, 2051	2,572,000	2,258,573
Ser. 07-C31, Class A2, 5.421s, 2047	10,235,000	9,978,061
Ser. 07-C30, Class A3, 5.246s, 2043	1,506,000	1,440,424
Ser. 04-C15, Class A4, 4.803s, 2041	2,498,000	2,287,283
Ser. 06-C29, IO, 0.374s, 2048	74,350,871	1,052,398
Ser. 07-C34, IO, 0.358s, 2046	17,627,780	266,161
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.588s, 2018	574,000	172,200
Ser. 03-C3, Class IOI, IO, 0.483s, 2035	12,141,354	272,533
Ser. 07-C31, IO, 0.261s, 2047	138,461,512	1,278,581
Ser. 05-C18, Class XC, IO, 0.123s, 2042	29,670,555	201,646
Ser. 06-C27, Class XC, IO, 0.099s, 2045	37,130,217	189,069
Ser. 06-C23, Class XC, IO, 0.057s, 2045	177,103,782	530,788
Ser. 06-C26, Class XC, IO, 0.041s, 2045	13,230,775	23,604
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	129,000	32,538
Ser. 06-SL1, Class X, IO, 0.935s, 2043	6,028,475	192,549
Ser. 07-SL2, Class X, IO, 0.849s, 2049	12,358,753	346,663
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.192s, 2031	1,083,000	587,582

Total mortgage-backed securities (cost $403,464,975)		$432,707,599

CORPORATE BONDS AND NOTES (21.5%)(a)
	Principal amount	Value

Basic materials (1.5%)
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)	$210,000	$241,430
ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018
(Luxembourg)	443,000	427,871
Bemis Co., Inc. sr. unsec. unsub. notes 6.8s, 2019	185,000	202,376
Dow Chemical Co. (The) notes 9.4s, 2039	650,000	780,873
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	2,313,000	2,513,350
Dow Chemical Co. (The) Pass Through Trust 144A company
guaranty 4.027s, 2009	2,525,000	2,511,560
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	312,000	330,720
Georgia-Pacific Corp. notes 8 1/8s, 2011	500,000	512,500
Georgia-Pacific Corp. sr. unsec. unsub. notes 9 1/2s,
2011	250,000	262,500
International Paper Co. bonds 7.95s, 2018	213,000	226,889
International Paper Co. sr. unsec. notes 9 3/8s, 2019	685,000	791,175
International Paper Co. sr. unsec. notes 7.4s, 2014	1,561,000	1,654,565
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	485,000	516,296
Nalco Co. 144A sr. notes 8 1/4s, 2017	201,000	209,040
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
6 1/2s, 2019 (Canada)	501,000	557,244
Potash Corp. of Saskatchewan, Inc. sr. unsec. notes
5 1/4s, 2014 (Canada)	139,000	147,044
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 8.95s, 2014 (Australia)	588,000	683,260
Sealed Air Corp. 144A sr. notes 7 7/8s, 2017	435,000	459,386
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	315,000	312,638
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	305,000	288,225
Teck Resources, Ltd. 144A sr. sec. notes 10 3/4s, 2019
(Canada)	164,000	190,855
Teck Resources, Ltd. 144A sr. sec. notes 10 1/4s, 2016
(Canada)	245,000	277,463
Teck Resources, Ltd. 144A sr. sec. notes 9 3/4s, 2014
(Canada)	204,000	226,950
Westvaco Corp. unsec. notes 7 1/2s, 2027	119,000	97,844
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	610,000	584,084
		15,006,138

Capital goods (0.6%)
Allied Waste North America, Inc. sec. notes Ser. B,
5 3/4s, 2011	400,000	414,500
Allied Waste North America, Inc. sr. unsec. notes
6 3/8s, 2011	275,000	284,625
Boeing Co. (The) sr. unsec. unsub. notes 5 7/8s, 2040	605,000	621,088
Caterpillar Financial Services Corp. sr. unsec. notes
Ser. MTN, 4.85s, 2012	1,250,000	1,307,373
Eaton Corp. notes 5.6s, 2018	625,000	622,766
John Deere Capital Corp. sr. unsec. notes Ser. MTN,
5.35s, 2018	300,000	303,067
L-3 Communications Corp. company guaranty Ser. B,
6 3/8s, 2015	450,000	432,000
L-3 Communications Corp. company guaranty sr. unsec.
sub. notes 5 7/8s, 2015	390,000	369,525
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	655,000	563,753
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	435,000	467,306
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	605,000	678,742
		6,064,745

Communication services (3.0%)
American Tower Corp. sr. unsec. notes 7s, 2017	1,070,000	1,052,613
AT&T Wireless Services, Inc. sr. notes 8 3/4s, 2031	926,000	1,209,016
AT&T Wireless Services, Inc. sr. notes 7 7/8s, 2011	600,000	650,090
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	220,000	232,976
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	3,060,000	3,264,302
AT&T, Inc. sr. unsec. unsub. notes 4.95s, 2013	950,000	1,005,453
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	590,000	691,049
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	785,000	949,991
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	455,000	516,812
Cox Communications, Inc. notes 7 1/8s, 2012	345,000	383,321
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	470,000	576,625
Cox Communications, Inc. 144A notes 5 7/8s, 2016	390,000	396,315
Cox Enterprises, Inc. 144A notes 7 7/8s, 2010	250,000	262,022
France Telecom notes 8 1/2s, 2031 (France)	340,000	461,608
Nextel Communications, Inc. sr. notes Ser. E, 6 7/8s,
2013	230,000	209,013
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	610,000	698,481
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	1,000,000	1,111,141
Southwestern Bell Telephone debs. 7s, 2027	755,000	746,879
TCI Communications, Inc. company guaranty 7 7/8s, 2026	2,435,000	2,811,600
TCI Communications, Inc. debs. 9.8s, 2012	960,000	1,108,330
Telecom Italia Capital SA company guaranty 5 1/4s,
2015 (Italy)	800,000	814,628
Telecom Italia Capital SA company guaranty 5 1/4s,
2013 (Italy)	155,000	160,021
Telecom Italia Capital SA company guaranty 4s, 2010
(Italy)	315,000	317,422
Telefonica Emisones SAU company guaranty 6.421s, 2016
(Spain)	125,000	140,622
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	345,000	382,902
Telefonica Emisones SAU company guaranty sr. unsec.
notes 4.949s, 2015 (Spain)	470,000	500,860
Telefonica Europe BV company guaranty 8 1/4s, 2030
(Spain)	435,000	556,326
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	1,165,000	1,324,700
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	355,000	392,450
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	345,000	390,961
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	350,000	378,617
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	424,000	511,768
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	221,000	282,434
Verizon New England, Inc. sr. notes 6 1/2s, 2011	1,580,000	1,699,679
Verizon New Jersey, Inc. debs. 8s, 2022	640,000	706,781
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	795,000	873,688
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	219,000	223,936
Verizon Wireless, Inc. 144A notes 5.55s, 2014	2,365,000	2,572,046
		30,567,478

Conglomerates (0.1%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	560,000	599,014
Tyco International Finance SA company guaranty sr.
unsec. unsub. notes 8 1/2s, 2019	380,000	435,864
		1,034,878

Consumer cyclicals (1.0%)
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	466,000	466,000
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	415,000	417,075
DaimlerChrysler NA Holding Corp. company guaranty
unsec. notes 7.2s, 2009 (Germany)	1,930,000	1,935,192
DaimlerChrysler NA Holding Corp. company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	605,000	623,802
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	495,000	502,579
News America Holdings, Inc. company guaranty 7 3/4s,
2024	870,000	916,591
News America Holdings, Inc. debs. 7 3/4s, 2045	790,000	812,348
Omnicom Group, Inc. sr. notes 5.9s, 2016	535,000	556,260
Target Corp. bonds 6 1/2s, 2037	975,000	1,031,160
Time Warner Entertainment Co., LP debs. Ser. *,
8 3/8s, 2023	50,000	58,289
Time Warner, Inc. company guaranty sr. unsec. notes
FRN 1.15s, 2009	1,175,000	1,171,824
Time Warner, Inc. debs. 9.15s, 2023	675,000	764,282
Time Warner, Inc. debs. 9 1/8s, 2013	785,000	908,873
Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	365,000	412,145
Whirlpool Corp. sr. unsec. notes 8.6s, 2014	180,000	193,216
		10,769,636

Consumer staples (1.7%)
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	875,000	1,046,385
Altria Group, Inc. company guaranty sr. unsec. unsub.

notes 8 1/2s, 2013	540,000	626,097
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	670,000	842,706
Campbell Soup Co. debs. 8 7/8s, 2021	715,000	932,512
Coca-Cola Co. (The) sr. unsec. unsub. notes 4 7/8s,
2019	455,000	477,194
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	36,000	38,426
CVS Caremark, Corp. notes 6.6s, 2019	1,310,000	1,468,232
CVS Caremark, Corp. 144A pass-through certificates
6.117s, 2013	917,131	952,417
CVS Corp. sr. unsec. notes 6 1/8s, 2016	5,000	5,418
Delhaize Group sr. unsub. notes 6 1/2s, 2017 (Belgium)	480,000	506,941
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	345,000	368,963
Diageo Capital PLC company guaranty 5.2s, 2013 (United
Kingdom)	145,000	153,600
Diageo PLC company guaranty 8s, 2022 (Canada)	675,000	756,674
General Mills, Inc. sr. unsec. notes 5.65s, 2019	190,000	206,457
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	595,000	633,881
HJ Heinz Finance Co. 144A company guaranty 7 1/8s, 2039	85,000	93,536
Kellogg Co. sr. unsec. notes 4.45s, 2016	140,000	143,444
Kraft Foods, Inc. notes 6 1/8s, 2018	730,000	805,898
Kroger Co. company guaranty 6 3/4s, 2012	5,000	5,462
Kroger Co. company guaranty 6.4s, 2017	605,000	660,432
Kroger Co. sr. notes 6.15s, 2020	200,000	215,143
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	680,000	756,112
McDonald's Corp. sr. unsec. bond 6.3s, 2037	530,000	588,967
McDonald's Corp. sr. unsec. notes 5.7s, 2039	775,000	791,771
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	1,010,000	1,073,232
Sara Lee Corp. sr. unsec. unsub. notes 6 1/4s, 2011	725,000	765,545
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	1,150,000	1,170,378
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	545,000	581,010
Yum! Brands, Inc. sr. unsec. unsub. 6 1/4s, 2018	720,000	764,197
		17,431,030

Energy (1.3%)
Amerada Hess Corp. unsub. notes 6.65s, 2011	210,000	225,531
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	835,000	837,088
ConocoPhillips company guaranty sr. unsec. bond 5.9s,
2038	590,000	626,793
ConocoPhillips company guaranty sr. unsec. notes 5.2s,
2018	280,000	294,047
ConocoPhillips notes 6 1/2s, 2039	300,000	341,607
Devon Energy Corp. sr. notes 6.3s, 2019	360,000	394,876
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	270,000	304,315
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	340,000	365,849
Forest Oil Corp. sr. notes 8s, 2011	455,000	464,100
Halliburton Co. sr. unsec. notes 7.45s, 2039	850,000	1,053,229
Husky Energy, Inc. sr. notes 5.9s, 2014 (Canada)	270,000	289,844
Kerr-McGee Corp. sec. notes 6.95s, 2024	630,000	635,771
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	195,000	203,817
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	550,000	521,125
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	620,000	657,286
Peabody Energy Corp. sr. notes 5 7/8s, 2016	665,000	616,788
Petro-Canada sr. unsec. unsub. notes 6.05s, 2018
(Canada)	465,000	479,275
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	1,015,000	1,037,315
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	205,000	207,030
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	240,000	249,816
Weatherford International, Ltd. company guaranty
6 1/2s, 2036 (China)	470,000	460,054
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(China)	390,000	389,102
Williams Cos., Inc. (The) 144A sr. unsec. notes
8 3/4s, 2020	860,000	971,800
XTO Energy, Inc. sr. unsec. notes 6 3/4s, 2037	635,000	710,392
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	280,000	291,924
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	505,000	561,040
		13,189,814

Financials (6.6%)
Aflac, Inc. sr. notes 8 1/2s, 2019	265,000	297,760
Allstate Life Global Funding Trusts notes Ser. MTN,
5 3/8s, 2013	1,160,000	1,214,478
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	995,000	1,016,352
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.576s, 2017	1,035,000	757,721
American Express Co. sr. unsec. notes 8 1/8s, 2019	1,450,000	1,602,089
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	2,440,000	1,256,600
Bank of America Corp. sub. notes 7 3/4s, 2015	1,465,000	1,492,312
Bank of America NA sub. notes Ser. BKNT, 5.3s, 2017	905,000	824,210
Barclays Bank PLC sr. unsec. unsub. notes 6 3/4s, 2019	1,555,000	1,688,229
Barclays Bank PLC 144A sub. notes 10.179s, 2021	235,000	281,222
Bear Stearns Cos., Inc. (The) notes Ser. MTN, 6.95s,
2012	1,380,000	1,529,596
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	1,020,000	1,094,088
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	1,685,000	1,888,931
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.683s, 2012	1,233,375	1,077,943

Capital One Bank USA NA sub. notes 8.8s, 2019	1,050,000	1,117,661
Chubb Corp. (The) sr. notes 6 1/2s, 2038	480,000	525,982
Citigroup, Inc. sr. unsec. notes 6s, 2017	1,495,000	1,368,448
Citigroup, Inc. sr. unsec. unsub. notes 6 1/8s, 2017	1,370,000	1,259,877
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	2,165,000	2,146,154
Citigroup, Inc. sr. unsec. unsub. notes FRN 1.07s, 2010	1,575,000	1,533,548
Citigroup, Inc. sub. notes 5s, 2014	1,081,000	967,480
Countrywide Financial Corp. FRN Ser. MTN, 0.908s, 2012	1,090,000	1,005,525
Deutsche Bank AG/London notes 4 7/8s, 2013 (United
Kingdom)	765,000	799,232
Duke Realty LP sr. unsec. notes 6 1/2s, 2018	390,000	322,469
Duke Realty LP sr. unsec. notes 6 1/4s, 2013	120,000	113,216
Fund American Cos., Inc. notes 5 7/8s, 2013	1,050,000	976,420
GATX Financial Corp. notes 5.8s, 2016	455,000	403,483
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 1.156s, 2016	895,000	720,828
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	370,000	361,232
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	595,000	635,797
Goldman Sachs Group, Inc. (The) sr. notes 5.45s, 2012	960,000	1,022,681
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	2,510,000	2,520,176
Hartford Financial Services Group, Inc. (The) sr.
unsec. notes 6.1s, 2041	1,207,000	792,492
HCP, Inc. sr. unsec. Ser. MTN, 6.7s, 2018 (R)	50,000	45,477
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	635,000	562,660
Health Care REIT, Inc. sr. notes 6s, 2013 (R)	320,000	300,013
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	835,000	681,260
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	3,945,000	3,717,370
iStar Financial, Inc. 144A company guaranty sr. sec.
notes 10s, 2014 (R)	670,000	469,000
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	404,000	419,786
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	1,311,000	1,352,779
Liberty Mutual Group 144A notes 6 1/2s, 2035	1,715,000	1,211,136
Loews Corp. notes 5 1/4s, 2016	385,000	384,884
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	1,350,000	1,388,622
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	820,000	807,588
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	830,000	889,982
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	1,535,000	1,539,002
Merrill Lynch & Co., Inc. notes 5.45s, 2013	439,000	443,787
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.704s,
2011	910,000	867,558
MetLife Global Funding I 144A sr. unsub. notes 5 1/8s,
2014	715,000	723,080
MetLife, Inc. sr. unsec. notes Ser. A, 6.817s, 2018	1,465,000	1,568,534
Morgan Stanley sr. unsec. notes FRN Ser. MTN, 0.378s,
2010	890,000	886,375
Morgan Stanley & Co. sr. unsec. notes Ser. MTN,
5 3/4s, 2016	970,000	980,952
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	500,000	450,629
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	540,000	523,539
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	920,000	844,645
Nuveen Investments, Inc. sr. unsec. notes 5 1/2s, 2015	390,000	214,500
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	1,010,000	786,140
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	340,000	360,285
Prudential Financial, Inc. sr. notes 6.2s, 2015	300,000	308,301
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014	575,000	550,360
Prudential Holdings LLC sr. notes FRN Ser. FSA,
1.488s, 2017	160,000	127,352
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)	164,000	170,339
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	930,000	897,656
Simon Property Group LP unsub. bonds 5 3/4s, 2015 (R)	286,000	274,652
SLM Corp. notes Ser. MTNA, 4 1/2s, 2010	915,000	833,043
Sovereign Bancorp, Inc. sr. notes 4.8s, 2010	560,000	548,133
Travelers Cos., Inc. (The) sr. unsec. notes 5.9s, 2019	220,000	237,005
Wachovia Bank NA sr. unsec. sub. notes Ser. BKNT,
6.6s, 2038	595,000	601,155
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	1,880,000	1,922,257
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	1,745,000	1,772,983
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.818s,
2012	575,000	552,146
Wells Fargo & Co. sr. notes 4 3/8s, 2013	985,000	1,008,313
Willis Group North America, Inc. company guaranty
6.2s, 2017	510,000	453,986
		67,291,496

Health care (1.2%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	1,660,000	1,602,760
AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United
Kingdom)	1,535,000	1,711,504
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	480,000	525,650
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	186,000	215,094
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	464,000	506,269
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018	935,000	1,015,018
Hospira, Inc. sr. notes 6.05s, 2017	110,000	113,506
Hospira, Inc. sr. notes 5.55s, 2012	655,000	682,027
Merck & Co., Inc. sr. unsec. unsub. notes 5.85s, 2039	214,000	233,358

Merck & Co., Inc. sr. unsec. unsub. notes 5s, 2019	206,000	216,656
Novartis Securities Investment, Ltd. company guaranty
sr. unsec. notes 5 1/8s, 2019	1,170,000	1,226,006
Pfizer, Inc. sr. unsec. notes 7.2s, 2039	1,030,000	1,293,363
Pfizer, Inc. sr. unsec. notes 6.2s, 2019	325,000	369,046
Roche Holdings, Inc. 144A company guaranty sr. unsec.
notes 7s, 2039	620,000	753,308
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	120,000	106,577
UnitedHealth Group, Inc. sr. unsec. notes 5 1/2s, 2012	615,000	644,798
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	390,000	366,600
WellPoint, Inc. notes 7s, 2019	225,000	239,450
		11,820,990

Technology (0.5%)
Corning, Inc. sr. unsec. unsub. notes 6 5/8s, 2019	215,000	233,080
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	145,000	150,764
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6.8s, 2017	615,000	634,547
Fiserv, Inc. sr. unsec. unsub. notes company guaranty
6 1/8s, 2012	543,000	579,325
IBM Corp. sr. unsec. notes 5.7s, 2017	470,000	525,505
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	855,000	850,500
Nokia Corp. sr. unsec. notes 6 5/8s, 2039 (Finland)	179,000	200,624
Nokia Corp. sr. unsec. notes 5 3/8s, 2019 (Finland)	81,000	84,593
Xerox Corp. sr. notes 8 1/4s, 2014	530,000	571,779
Xerox Corp. sr. notes 6.4s, 2016	865,000	855,727
Xerox Corp. sr. unsec. notes 6.35s, 2018	710,000	709,865
		5,396,309

Transportation (0.5%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	100,000	82,000
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	290,000	269,700
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	305,000	334,525
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	365,000	386,562
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	790,560	695,693
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	243,450	208,150
Delta Air Lines, Inc. pass-through certificates Ser.
71-A, 6.821s, 2022	440,167	371,941
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	1,235,648	1,008,597
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	240,554	231,943
Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020	5,000	5,371
Union Pacific Corp. sr. unsub. notes 5 3/4s, 2017	895,000	941,891
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	280,000	281,915
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	551,612	402,677
		5,220,965

Utilities and power (3.5%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	515,000	538,559
Ameren Corp. sr. unsec. notes 8 7/8s, 2014	207,000	223,285
American Water Capital Corp. sr. unsec. bonds 6.085s,
2017	375,000	373,408
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	580,000	534,795
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	765,000	805,936
Beaver Valley II Funding debs. 9s, 2017	825,000	814,465
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	980,000	928,470
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	1,968,652	1,894,311
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	1,050,000	1,114,534
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	250,000	273,303
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	480,000	499,176
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	130,000	140,014
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	400,000	417,832
Consumers Energy Co. 1st mtge. sec. bond 6 1/8s, 2019	1,355,000	1,464,662
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	2,460,000	2,634,023
Duke Energy Corp. sr. unsec. notes 6 1/4s, 2018	1,055,000	1,113,546
El Paso Natural Gas Co. sr. unsec. notes 5.95s, 2017	95,000	97,040
El Paso Natural Gas Co. sr. unsec. unsub. bonds Ser.
*, 8 3/8s, 2032	830,000	978,494
Electricite de France 144A notes 6.95s, 2039 (France)	970,000	1,179,268
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	810,000	790,481
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	150,000	160,008
Indianapolis Power & Light 144A 1st mtge. 6.3s, 2013	410,000	436,006
Indiantown Cogeneration LP 1st mtge. Ser. A-10, 9.77s,
2020	645,000	594,206
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	190,000	186,675
ITC Holdings Corp. 144A notes 5 7/8s, 2016	890,000	870,849
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	330,000	329,924
Kansas Gas & Electric bonds 5.647s, 2021	289,186	286,904
Kinder Morgan, Inc. sr. notes 6 1/2s, 2012	338,000	341,380
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	1,000,000	1,062,360
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	410,000	457,646

MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	360,000	403,083
National Fuel Gas Co. notes 5 1/4s, 2013	595,000	585,193
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	815,000	915,954
Northwestern Corp. sec. notes 5 7/8s, 2014	900,000	935,445
Oncor Electric Delivery Co. debs. 7s, 2022	208,000	236,784
Oncor Electric Delivery Co. sec. bonds 5.95s, 2013	290,000	312,074
Oncor Electric Delivery Co. sec. notes 6 3/8s, 2012	220,000	236,977
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	295,000	339,490
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	575,000	610,610
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	460,000	518,562
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	885,000	825,614
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	916,737	905,058
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	515,000	532,546
Progress Energy, Inc. sr. notes 6.85s, 2012	195,000	212,442
Southern Natural Gas. Co. 144A notes 5.9s, 2017	380,000	381,105
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	910,000	956,968
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	135,000	142,447
Spectra Energy Capital, LLC sr. notes 8s, 2019	650,000	737,075
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes Ser. *, 7.2s, 2011	900,000	942,750
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	1,420,000	1,636,611
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	535,000	539,897
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	560,000	604,828
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	830,000	800,787
		35,853,860

Total corporate bonds and notes (cost $213,246,987)		$219,647,339

ASSET-BACKED SECURITIES (8.8%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust
FRB Ser. 05-1, Class M2, 0.975s, 2035	$130,212	$45,131
FRB Ser. 05-4, Class A2C, 0.495s, 2035	241,833	211,410
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.435s, 2036	758,000	223,403
FRB Ser. 06-HE3, Class A2C, 0.435s, 2036	973,000	297,217
Aegis Asset Backed Securities Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035 (In default) (NON)	45,173	5
AFC Home Equity Loan Trust Ser. 99-2, Class 1A,
0.695s, 2029	2,056,649	894,382
Ameriquest Mortgage Securities, Inc.
FRB Ser. 06-R1, Class M10, 2.785s, 2036	755,000	4,421
FRB Ser. 03-8, Class M2, 2.035s, 2033	349,106	65,265
Arcap REIT, Inc. 144A
Ser. 03-1A, Class E, 7.11s, 2038	1,203,000	216,540
Ser. 04-1A, Class E, 6.42s, 2039	889,204	160,057
Argent Securities, Inc.
FRB Ser. 03-W3, Class M3, 2.555s, 2033	42,539	5,258
FRB Ser. 06-W4, Class A2C, 0.445s, 2036	1,735,000	577,271
Asset Backed Funding Certificates
FRB Ser. 04-OPT2, Class M2, 1.285s, 2033	281,554	186,961
FRB Ser. 05-WMC1, Class M1, 0.725s, 2035	543,000	238,920
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE2, Class A3, 0.475s, 2036	268,219	139,528
FRB Ser. 06-HE4, Class A5, 0.445s, 2036	1,028,989	629,565
FRB Ser. 06-HE7, Class A4, 0.425s, 2036	534,000	190,626
Aviation Capital Group Trust 144A FRB Ser. 03-2A,
Class G1, 0.989s, 2033	735,578	286,876
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	324,000	310,030
Bayview Financial Acquisition Trust FRB Ser. 04-D,
Class A, 0.87s, 2044	676,911	580,527
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M, 1.635s, 2038	449,341	271,851
FRB Ser. 03-SSRA, Class A, 0.985s, 2038	394,003	258,072
FRB Ser. 04-SSRA, Class A1, 0.885s, 2039	598,885	281,476
Bear Stearns Asset Backed Securities, Inc.
FRB Ser. 06-PC1, Class M9, 2.035s, 2035	68,044	680
FRB Ser. 05-HE1, Class M3, 1.215s, 2035	395,000	190,765
FRB Ser. 03-3, Class A2, 0 7/8s, 2043	1,284,764	913,757
FRB Ser. 03-1, Class A1, 0.785s, 2042	372,519	295,812
FRB Ser. 05-3, Class A1, 0.735s, 2035	211,470	183,290
Capital Auto Receivables Asset Trust 144A
Ser. 06-1, Class D, 7.16s, 2013	610,000	596,480
Ser. 05-1, Class D, 6 1/2s, 2011	1,076,000	1,077,221
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-OPT1,
Class M1, 0.705s, 2035	331,324	182,506
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030	4,048,945	3,009,403
Ser. 02-2, Class A, IO, 8 1/2s, 2033	3,796,211	239,909
Ser. 00-4, Class A6, 8.31s, 2032	4,394,945	3,183,122
Ser. 00-5, Class A6, 7.96s, 2032	2,180,722	1,663,106
Ser. 02-1, Class M1F, 7.954s, 2033	941,000	569,658
Ser. 01-4, Class A4, 7.36s, 2033	3,177,578	2,796,570
Ser. 00-6, Class A5, 7.27s, 2031	729,956	624,893
Ser. 01-1, Class A5, 6.99s, 2032	3,083,021	2,591,828
Ser. 01-3, Class A4, 6.91s, 2033	4,143,957	3,519,624
Ser. 02-1, Class A, 6.681s, 2033	2,870,080	2,669,289
Countrywide Asset Backed Certificates
FRB Ser. 05-BC3, Class M1, 0.805s, 2035	284,000	211,528
FRB Ser. 04-6, Class 2A5, 0.675s, 2034	689,689	523,972
FRB Ser. 05-14, Class 3A2, 0.525s, 2036	151,166	126,182
Credit-Based Asset Servicing and Securitization 144A
Ser. 06-MH1, Class B1, 6 1/4s, 2036	375,000	240,430
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038	1,307,000	365,960

CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)	150,030	--
Equifirst Mortgage Loan Trust FRB Ser. 05-1, Class M5,
0.955s, 2035	132,008	59,351
Fieldstone Mortgage Investment Corp. FRB Ser. 05-1,
Class M3, 1.095s, 2035	479,989	434,525
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF7, Class 2A3, 0.435s, 2036	1,209,000	479,577
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023	141,409	133,125
Fort Point CDO, Ltd. FRB Ser. 03-2A, Class A2, 1.706s,
2038	834,000	16,680
Foxe Basin, Ltd. 144A FRB Ser. 03-1A, Class A1,
1.129s, 2015	1,276,860	1,100,270
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.615s, 2036	1,701,000	655,353
FRB Ser. 06-2, Class 2A3, 0.455s, 2036	3,011,000	993,710
G-Star, Ltd. 144A FRB Ser. 02-2A, Class BFL, 2.285s,
2037	417,000	12,510
GE Corporate Aircraft Financing, LLC 144A
FRB Ser. 05-1A, Class C, 1.585s, 2019	963,000	577,800
Ser. 04-1A, Class B, 1.135s, 2018	30,216	27,194
Gears Auto Owner Trust 144A Ser. 05-AA, Class E1,
8.22s, 2012	1,533,000	1,469,900
GEBL 144A
Ser. 04-2, Class D, 3.038s, 2032	417,651	18,794
Ser. 04-2, Class C, 1.138s, 2032	157,403	15,740
Green Tree Financial Corp.
Ser. 96-5, Class M1, 8.05s, 2027	437,522	334,244
Ser. 99-5, Class A5, 7.86s, 2030	9,298,396	7,322,543
Ser. 97-2, Class A7, 7.62s, 2028	511,245	463,760
Ser. 97-6, Class A9, 7.55s, 2029	540,066	450,004
Ser. 97-4, Class A7, 7.36s, 2029	135,328	113,669
Ser. 95-8, Class B1, 7.3s, 2026	284,587	173,703
Ser. 96-10, Class M1, 7.24s, 2028	812,000	649,502
Ser. 97-3, Class A5, 7.14s, 2028	283,058	240,732
Ser. 97-6, Class A8, 7.07s, 2029	116,083	109,320
Ser. 98-4, Class A7, 6.87s, 2030	215,765	179,816
Ser. 97-7, Class A8, 6.86s, 2029	79,347	68,270
Ser. 98-6, Class A7, 6.45s, 2030	165,707	161,314
Ser. 99-2, Class A7, 6.44s, 2030	819,187	591,501
Ser. 99-1, Class A6, 6.37s, 2025	972,000	899,549
Greenpoint Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	2,574,431	2,090,654
Ser. 99-5, Class M1A, 8.3s, 2026	409,000	260,960
Ser. 99-3, Class 1A5, 6.79s, 2023	81,960	79,933
GS Auto Loan Trust 144A Ser. 04-1, Class D, 5s, 2011	243,325	240,892
GSAMP Trust FRB Ser. 06-HE5, Class A2C, 0.435s, 2036	4,475,000	1,186,707
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class D, 1.835s, 2030	979,000	97,900
FRB Ser. 05-1A, Class D, 1.815s, 2030	322,885	16,144
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 1.474s, 2036	967,868	358,111
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.615s, 2036	853,000	307,341
JPMorgan Mortgage Acquisition Corp.
FRB Ser. 05-OPT2, Class M11, 2.535s, 2035	435,000	3,915
FRB Ser. 06-FRE1, Class A4, 0.575s, 2035	716,000	304,475
Lehman Manufactured Housing Ser. 98-1, Class 1, IO,
0.807s, 2028	9,543,797	137,297
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	9,127,705	5,456,103
FRB Ser. 07-6, Class 2A1, 0.495s, 2037	7,338,700	2,523,861
LNR CDO, Ltd. 144A
FRB Ser. 03-1A, Class EFL, 3.285s, 2036	2,510,000	175,700
FRB Ser. 02-1A, Class FFL, 3.035s, 2037	3,681,000	552,150
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012 (F)	4,078,654	1,774,215
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.905s, 2035	448,000	108,275
FRB Ser. 06-4, Class 2A4, 0.545s, 2036	819,000	220,091
FRB Ser. 06-1, Class 2A3, 0.475s, 2036	1,084,874	513,069
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.535s, 2032	3,088,734	2,345,517
FRB Ser. 02-A, Class M2, 2.535s, 2032	453,000	330,088
Ser. 02-A IO, 0.3s, 2032	82,537,767	1,003,742
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027	56,779	28,168
Ser. 04-2A, Class D, 5.389s, 2026	47,014	23,286
Ser. 04-2A, Class C, 4.741s, 2026	54,437	32,401
FRB Ser. 02-1A, Class A1, 0.989s, 2024	471,855	409,586
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.435s, 2036	425,000	182,984
Mid-State Trust
Ser. 11, Class B, 8.221s, 2038	424,893	230,506
Ser. 10, Class B, 7.54s, 2036	422,206	218,020
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.965s, 2035	281,000	173,316
FRB Ser. 05-HE1, Class M3, 0.805s, 2034	281,000	192,705
FRB Ser. 06-NC4, Class M2, 0.585s, 2036	395,000	2,039
N-Star Real Estate CDO, Ltd. 144A FRB Ser. 04-2A,
Class C1, 2.285s, 2039	735,000	147,000
Navigator CDO, Ltd. 144A FRB Ser. 03-1A, Class A1,
1.373s, 2015	199,571	182,208
Navistar Financial Corp. Owner Trust Ser. 05-A,
Class C, 4.84s, 2014	64,444	60,941
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	1,168,364	975,320
FRB Ser. 03-4, Class M3, 3.36s, 2033	22,122	9,013

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.445s, 2036		1,017,000	573,086
FRB Ser. 06-2, Class A2C, 0.435s, 2036		1,017,000	569,341
Oakwood Mortgage Investors, Inc.
Ser. 00-D, Class A3, 6.99s, 2022		67,179	65,170
Ser. 01-D, Class A3, 5.9s, 2022		115,851	57,183
Ser. 02-C, Class A1, 5.41s, 2032		2,553,637	1,679,016
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		356,435	295,011
Ser. 01-B, Class A3, 6.535s, 2023		106,178	77,237
Origen Manufactured Housing Ser. 04-B, Class A2,
3.79s, 2017		9,979	9,833
Park Place Securities, Inc.
FRB Ser. 05-WCH1, Class M4, 1.115s, 2036		180,000	20,127
FRB Ser. 04-WHQ2, Class A3A, 0.635s, 2035		64,858	61,672
People's Financial Realty Mortgage Securities Trust
FRB Ser. 06-1, Class 1A2, 0.415s, 2036		1,402,000	481,784
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.475s, 2036		1,052,188	601,892
FRB Ser. 07-RZ1, Class A2, 0.445s, 2037		1,565,000	542,776
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 1.015s, 2035		616,013	456,910
Residential Asset Securities Corp. 144A Ser. 04-NT,
Class Note, 4 1/2s, 2034 (In default) (NON)		61,018	305
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)		233,390	2
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.935s, 2035		281,000	1,684
FRB Ser. 07-NC2, Class A2B, 0.425s, 2037		1,409,000	396,497
FRB Ser. 07-BR5, Class A2A, 0.415s, 2037		611,377	400,452
SG Mortgage Securities Trust
FRB Ser. 06-OPT2, Class A3D, PO, 0.495s, 2036		1,730,000	522,743
FRB Ser. 06-FRE1, Class A2B, 0.465s, 2036		717,000	319,455
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.455s, 2036		758,000	468,511
FRB Ser. 06-3, Class A3, 0.445s, 2036		4,497,000	1,833,755
South Coast Funding 144A FRB Ser. 3A, Class A2,
2.156s, 2038		460,000	4,600
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.545s, 2036		821,000	17,836
Structured Asset Receivables Trust 144A FRB Ser. 05-1,
1.004s, 2015		3,658,999	2,561,300
Structured Asset Securities Corp. 144A Ser. 98-RF3,
Class A, IO, 6.1s, 2028		1,904,809	200,005
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		1,388,000	83,280
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.395s, 2037		8,666,374	5,200,691
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.605s, 2037		366,000	108,666
Whinstone Capital Management, Ltd. 144A FRB Ser. 1A,
Class B3, 1.404s, 2044 (United Kingdom)		460,894	55,292

Total asset-backed securities (cost $152,531,006)			$90,223,978

PURCHASED OPTIONS OUTSTANDING (4.0%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	$92,480,000	$11,912,349
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	92,480,000	362,522
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.355% versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	97,133,000	12,505,874
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.355%
versus the three month USD-LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	97,133,000	374,933
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 5.03% versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	102,080,000	10,348,870
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 5.03%
versus the three month USD-LIBOR-BBA maturing
February 16, 2020.	Feb-10/5.03	102,080,000	1,543,450
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	Jun-10/4.235	38,863,000	2,072,952
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	Jun-10/4.23	38,863,000	2,064,403

Total purchased options outstanding (cost $26,103,905)			$41,185,353

SENIOR LOANS (0.4%)(a)(c)
		Principal amount	Value

Affinion Group, Inc. bank term loan FRN Ser. B, 2.81s,
2013		$409,955	$388,227

Allison Transmission, Inc. bank term loan FRN Ser. B,
3.059s, 2014	399,245	343,850
First Data Corp. bank term loan FRN Ser. B1, 3.036s,
2014	203,395	170,852
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.504s, 2015	362,343	289,874
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN 2.598s, 2014	16,382	11,068
Hawker Beechcraft Acquisition Co., LLC bank term loan
FRN Ser. B, 2.388s, 2014	287,570	194,290
Intelsat Corp. bank term loan FRN Ser. B2, 2.804s, 2011	108,035	102,633
Intelsat Corp. bank term loan FRN Ser. B2-A, 2.804s,
2013	108,068	102,665
Intelsat Corp. bank term loan FRN Ser. B2-C, 2.804s,
2013	108,035	102,633
Level 3 Communications, Inc. bank term loan FRN
2.698s, 2014	414,000	354,401
MetroPCS Wireless, Inc. bank term loan FRN 3.045s, 2013	163,085	155,746
National Bedding Co. bank term loan FRN 2.313s, 2011	186,136	160,077
Navistar Financial Corp. bank term loan FRN 3.496s,
2012	110,400	102,304
Navistar International Corp. bank term loan FRN 3.56s,
2012	303,600	281,336
Polypore, Inc. bank term loan FRN Ser. B, 2.57s, 2014	407,759	382,274
Spectrum Brands, Inc. bank term loan FRN 3.926s, 2013
(In default) (NON)	26,417	23,995
Spectrum Brands, Inc. bank term loan FRN Ser. B1,
6 1/4s, 2013 (In default) (NON)	382,992	347,885
Sun Healthcare Group, Inc. bank term loan FRN 0.498s,
2014	69,023	61,517
Sun Healthcare Group, Inc. bank term loan FRN Ser. B,
2.677s, 2014	451,169	402,105
SunGard Data Systems, Inc. bank term loan FRN 2.454s,
2014	9,386	8,866
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
4.341s, 2016	194,477	185,823
Travelport bank term loan FRN Ser. B, 2.914s, 2013	165,388	139,174
Travelport bank term loan FRN Ser. DD, 2.81s, 2013	96,003	81,363
TW Telecom, Inc. bank term loan FRN Ser. B, 2.31s, 2013	203,863	195,999

Total senior loans (cost $4,706,117)		$4,588,957

MUNICIPAL BONDS AND NOTES (0.3%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34	$770,000	$795,456
MI Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A,
7.309s, 6/1/34	805,000	542,264
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47	1,995,000	1,352,550

Total municipal bonds and notes (cost $3,556,977)		$2,690,270

SHORT-TERM INVESTMENTS (39.6%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)	198,816,597	$198,816,597
U.S. Treasury Bills, for effective yields ranging from
0.48% to 0.70%, December 17, 2009 (SEGSF)	$41,213,000	41,102,879
U.S. Treasury Bills, for effective yields ranging from
0.31% to 0.66%, November 19, 2009 (SEG) (SEGSF)	20,302,000	20,263,223
Bryant Park Funding, LLC, for an effective yield
of 0.25%, August 17, 2009	17,000,000	16,998,111
Cafco, LLC, for an effective yield of 0.24%,
August 3, 2009	10,000,000	9,999,867
Federal National Mortgage Association, for
an effective yield of 0.21%, October 13, 2009 (SEGSF)	40,000,000	39,982,960
Manhattan Asset Funding Corp., LLC, for an effective
yield of 0.50%, August 13, 2009	15,000,000	14,997,500
Starbird Funding Corp., for an effective yield
of 0.25%, August 19, 2009	14,000,000	13,998,250
Tulip Funding Corp., for an effective yield of 0.27%,
August 12, 2009	15,000,000	14,998,763
Victory Receivables Corp., for an effective yield
of 0.28%, August 12, 2009	18,000,000	17,998,460
Windmill Funding Corp., for an effective yield
of 0.28%, August 13, 2009	15,660,000	15,658,538

Total short-term investments (cost $404,825,836)		$404,815,148

TOTAL INVESTMENTS

Total investments (cost $1,752,554,698)b)		$1,742,803,222

FUTURES CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	2,190	$544,789,875	Sep-09	$(9,970,018)
Euro-Dollar 90 day (Short)	1,813	450,031,925	Dec-09	(11,285,156)
Euro-Dollar 90 day (Short)	105	25,991,438	Mar-10	(707,236)
U.S. Treasury Bond 20 yr (Long)	1,016	120,904,000	Sep-09	1,620,612
U.S. Treasury Note 2 yr (Short)	529	114,569,828	Sep-09	18,436
U.S. Treasury Note 5 yr (Long)	552	63,691,313	Sep-09	65,568
U.S. Treasury Note 10 yr (Long)	866	101,565,563	Sep-09	847,369

Total				$(19,410,425)

WRITTEN OPTIONS OUTSTANDING at 7/31/09 (premiums received $77,533,902) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	$45,008,000	Jul-11/4.52	$2,883,663
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	45,008,000	Jul-11/4.52	2,813,450
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	22,504,000	Jul-11/4.548	1,468,611
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	22,504,000	Jul-11/4.548	1,385,121
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	66,317,000	Nov-09/4.4	3,971,725
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.4% versus the three month USD-LIBOR-BBA maturing
November 9, 2019.	66,317,000	Nov-09/4.4	999,397
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	111,102,000	Feb-10/5.08	11,627,935
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	111,102,000	Feb-10/5.22	12,701,181
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.08% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	111,102,000	Feb-10/5.08	1,684,306
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.22% versus the three month USD-LIBOR-BBA maturing
February 24, 2020.	111,102,000	Feb-10/5.22	1,463,213
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	166,462,000	Feb-10/5.215	19,008,296
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.215% versus the three month USD-LIBOR-BBA maturing
February 18, 2020.	166,462,000	Feb-10/5.215	2,124,055
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.235% versus the three month USD-LIBOR-BBA maturing
June 11, 2020.	38,863,000	Jun-10/5.235	799,412
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.23% versus the three month USD-LIBOR-BBA maturing
June 9, 2020.	38,863,000	Jun-10/5.23	797,857
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.525	3,084,926
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.46	3,103,163
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.525	2,991,821
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	47,992,000	Jul-11/4.46	2,951,988
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	71,988,000	Jul-11/4.745	5,339,350
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	71,988,000	Jul-11/4.745	3,978,777
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	17,335,500	May-12/5.51	1,897,717
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	17,335,500	May-12/5.51	774,897

Total			$87,850,861

TBA SALE COMMITMENTS OUTSTANDING at 7/31/09 (proceeds receivable $151,834,531) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, August 1, 2039	$152,000,000	8/13/09	$152,831,258

Total			$152,831,258

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$193,000,000		$--	4/28/39	3.493%	3 month USD-LIBOR-BBA	$20,811,611

94,053,000		--	5/23/10	3 month USD-LIBOR-BBA	3.155%	2,302,029

102,500,000		--	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(6,431,578)

709,017,000		--	9/10/10	3 month USD-LIBOR-BBA	3.22969%	26,780,090

69,168,000		--	9/15/10	3.08%	3 month USD-LIBOR-BBA	(2,445,664)

52,510,000		--	9/18/10	3 month USD-LIBOR-BBA	2.86667%	1,694,570

288,144,000		1,623,874	10/14/18	3 month USD-LIBOR-BBA	4.30%	19,834,015

123,737,000		46,704	10/20/18	3 month USD-LIBOR-BBA	4.60%	10,845,920

231,234,000		(210,203)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(7,932,648)

31,016,000		--	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(2,725,507)

219,655,000		--	5/19/10	3.2925%	3 month USD-LIBOR-BBA	(5,631,487)

109,878,000		--	7/22/10	3 month USD-LIBOR-BBA	3.5375%	3,035,281

2,783,000		--	9/16/38	3 month USD-LIBOR-BBA	4.66%	279,990

40,036,000		--	5/8/28	4.95%	3 month USD-LIBOR-BBA	(4,915,355)

Barclays Bank PLC
130,838,000		--	12/9/10	3 month USD-LIBOR-BBA	2.005%	1,984,149

156,425,000		--	12/9/20	3 month USD-LIBOR-BBA	2.91875%	(13,190,571)

Citibank, N.A.
40,429,000		--	7/17/19	3.8675%	3 month USD-LIBOR-BBA	(509,000)

65,086,000		--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(894,205)

75,397,000		--	9/16/10	3.175%	3 month USD-LIBOR-BBA	(2,777,507)

315,481,000		--	9/17/13	3 month USD-LIBOR-BBA	3.4975%	15,102,232

25,555,000		--	9/18/10	3 month USD-LIBOR-BBA	2.92486%	847,055

183,320,000		--	2/24/16	2.77%	3 month USD-LIBOR-BBA	3,695,801

79,045,000		--	3/27/14	3 month USD-LIBOR-BBA	2.335%	(959,477)

244,000,000		--	4/24/39	3.436%	3 month USD-LIBOR-BBA	28,661,074

34,810,000		--	5/11/39	3.8425%	3 month USD-LIBOR-BBA	1,750,916

Credit Suisse International
151,366,000		--	9/18/38	4.41338%	3 month USD-LIBOR-BBA	(8,686,230)

125,559,000		119,363	10/31/18	4.35%	3 month USD-LIBOR-BBA	(8,152,751)

53,000,000		--	12/5/20	3 month USD-LIBOR-BBA	3.01%	(3,991,227)

82,600,000		--	7/30/19	3 month USD-LIBOR-BBA	3.87%	953,221

235,000,000		--	12/11/10	3 month USD-LIBOR-BBA	2.03%	3,624,206

119,000,000		--	12/11/38	2.72%	3 month USD-LIBOR-BBA	29,239,432

65,507,000		--	1/13/14	2.095%	3 month USD-LIBOR-BBA	1,657,436

577,765,000		--	1/22/14	2.03719%	3 month USD-LIBOR-BBA	16,553,534

97,845,000		--	2/5/14	2.475%	3 month USD-LIBOR-BBA	147,175

31,823,000		--	2/5/29	3 month USD-LIBOR-BBA	3.35%	(2,853,135)

24,880,000		--	4/28/39	3.50375%	3 month USD-LIBOR-BBA	2,636,146

Deutsche Bank AG
97,134,000		--	4/21/14	2.51%	3 month USD-LIBOR-BBA	602,396

318,159,000		--	5/12/11	1.43%	3 month USD-LIBOR-BBA	(963,602)

2,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.195%	89,037

47,536,000		--	7/27/19	3.755%	3 month USD-LIBOR-BBA	(90,188)

22,780,000		--	7/28/19	3.895%	3 month USD-LIBOR-BBA	(312,970)

125,600,000		--	9/24/10	3 month USD-LIBOR-BBA	3.395%	5,011,806

66,709,000		57,131	11/21/10	2.25%	3 month USD-LIBOR-BBA	(1,223,682)

464,294,000		--	11/25/13	3 month USD-LIBOR-BBA	2.95409%	7,434,793

52,705,000		--	11/28/13	3 month USD-LIBOR-BBA	2.8725%	648,189

173,568,000		--	12/5/13	2.590625%	3 month USD-LIBOR-BBA	84,794

49,064,000		--	12/9/13	3 month USD-LIBOR-BBA	2.5225%	(185,833)

71,521,000		--	12/11/18	2.94%	3 month USD-LIBOR-BBA	4,054,093

44,096,000		--	12/16/28	3 month USD-LIBOR-BBA	2.845%	(7,449,206)

116,735,000		--	12/30/13	2.15633%	3 month USD-LIBOR-BBA	2,497,460

187,988,000		--	1/22/29	3 month USD-LIBOR-BBA	2.8875%	(31,179,389)

115,553,000		--	1/22/14	2.055%	3 month USD-LIBOR-BBA	3,223,527

42,132,000		--	1/28/29	3 month USD-LIBOR-BBA	3.1785%	(5,333,527)

150,000,000		(591,000)	1/30/39	3 month USD-LIBOR-BBA	3.1%	(28,134,177)

82,219,000		--	1/30/11	1.45%	3 month USD-LIBOR-BBA	(406,407)

352,461,000		--	2/3/14	2.44%	3 month USD-LIBOR-BBA	1,029,088

142,214,000		--	2/3/24	3 month USD-LIBOR-BBA	3.27%	(9,911,723)

100,464,000		--	2/5/29	3 month USD-LIBOR-BBA	3.324%	(9,377,661)

281,490,000		--	2/5/14	2.44661%	3 month USD-LIBOR-BBA	803,080

20,158,000		--	2/6/14	2.5529%	3 month USD-LIBOR-BBA	(43,070)

17,080,000		--	2/6/29	3 month USD-LIBOR-BBA	3.42575%	(1,349,497)

3,000,000		--	2/6/14	2.5675%	3 month USD-LIBOR-BBA	(8,513)

1,000,000		--	2/9/14	2.525%	3 month USD-LIBOR-BBA	(626)

1,000,000		--	2/10/14	2.55%	3 month USD-LIBOR-BBA	(1,744)

99,409,000		--	2/10/14	2.5825%	3 month USD-LIBOR-BBA	(327,925)

31,650,000		--	2/10/29	3 month USD-LIBOR-BBA	3.4725%	(2,298,542)

42,513,000		--	2/25/14	2.4675%	3 month USD-LIBOR-BBA	126,185

2,000,000		--	3/10/16	3 month USD-LIBOR-BBA	2.845%	(33,872)

3,000,000		--	3/11/16	3 month USD-LIBOR-BBA	2.892%	(42,032)

2,100,000		--	3/11/16	3 month USD-LIBOR-BBA	2.938%	(23,230)

2,404,000,000		--	3/16/11	3 month USD-LIBOR-BBA	1.6725%	31,045,391

1,130,000,000		--	3/16/16	2.85%	3 month USD-LIBOR-BBA	19,425,060

303,000,000		--	3/16/29	3 month USD-LIBOR-BBA	3.29%	(30,521,287)

393,419,000		--	3/20/11	3 month USD-LIBOR-BBA	1.43%	3,126,588

117,500,000		--	3/23/11	3 month USD-LIBOR-BBA	1.45%	961,466

492,000,000		--	3/30/14	2.36%	3 month USD-LIBOR-BBA	5,568,893

226,000,000		--	3/30/21	3 month USD-LIBOR-BBA	3.125%	(13,912,026)

Goldman Sachs International
1,123,000		--	7/31/14	3 month USD-LIBOR-BBA	3.075%	10,120

174,225,000		--	12/9/23	3 month USD-LIBOR-BBA	2.92%	(20,555,658)

JPMorgan Chase Bank, N.A.
116,690,000		--	5/26/16	3 month USD-LIBOR-BBA	3.01%	(1,850,229)

164,669,000		--	5/26/24	3 month USD-LIBOR-BBA	3.755%	(4,085,569)

196,736,000		--	5/26/14	2.54%	3 month USD-LIBOR-BBA	1,968,255

71,782,000		--	5/28/11	3 month USD-LIBOR-BBA	1.3375%	63,325

28,253,000	(E)	--	6/9/20	4.73%	3 month USD-LIBOR-BBA	(1,385,245)

2,000,000		--	6/9/19	3 month USD-LIBOR-BBA	4.207%	91,091

115,539,000		--	6/9/11	3 month USD-LIBOR-BBA	1.7675%	1,023,892

171,787,000		--	6/10/11	3 month USD-LIBOR-BBA	1.81%	1,650,062

28,253,000	(E)	--	6/11/20	4.735%	3 month USD-LIBOR-BBA	(1,391,178)

47,705,000		--	6/16/19	4.09%	3 month USD-LIBOR-BBA	(1,658,449)

36,606,000		--	6/19/19	3 month USD-LIBOR-BBA	3.8725%	581,278

57,000,000		--	7/14/19	3 month USD-LIBOR-BBA	3.4675%	(1,206,979)

79,900,000		--	7/30/11	1.46%	3 month USD-LIBOR-BBA	(9,588)

37,235,000		--	8/3/14	3 month USD-LIBOR-BBA	3.061%	292,667

66,900,000		--	8/4/14	3 month USD-LIBOR-BBA	2.89%	--

13,502,000		--	1/27/29	3 month USD-LIBOR-BBA	3.135%	(1,788,632)

50,190,000		--	3/3/11	3 month USD-LIBOR-BBA	1.68283%	688,257

21,467,000		--	3/6/39	3.48%	3 month USD-LIBOR-BBA	2,269,436

323,000,000		--	3/24/11	3 month USD-LIBOR-BBA	1.4625%	2,708,512

13,600,000		--	4/1/24	3 month USD-LIBOR-BBA	3.17%	(1,168,747)

1,236,130,000		--	4/3/11	3 month USD-LIBOR-BBA	1.365%	7,343,728

Morgan Stanley Capital Services, Inc.
11,200,000		--	7/30/19	3 month USD-LIBOR-BBA	3.87%	129,250

UBS, AG
381,934,000		12,696,131	11/10/28	4.45%	3 month USD-LIBOR-BBA	(8,138,660)

663,966,000		(16,867,162)	11/10/18	3 month USD-LIBOR-BBA	4.45%	29,620,311

50,570,000		665,304	11/24/38	3.3%	3 month USD-LIBOR-BBA	7,954,076

29,194,000		(9,218)	11/24/10	3 month USD-LIBOR-BBA	2.05%	465,498

589,602,000		--	11/24/10	3 month USD-LIBOR-BBA	2.05%	9,587,358

466,402,000		--	12/9/12	2.52%	3 month USD-LIBOR-BBA	(5,153,191)

Total						$80,995,649

(E) See Interest rate swap contracts notes regarding extended effective dates.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/09 (Unaudited)
		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America, N.A.
Financial Security
Assurance Holdings,
Ltd, 6.4%, 12/15/66	Baa1	$--	$440,000	12/20/12	95 bp	$(122,162)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--	1,350,000	3/20/12	(95 bp)	(24,632)

Meadwestvaco Corp.,
6.85%, 4/1/12	--	--	122,000	3/20/18	(177 bp)	(10,098)

Citibank, N.A.
DJ ABX HE PEN AAA
Series 6 Version 1 Index	AA	674,327	3,261,350	5/25/46	11 bp	(326,858)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	318,815	1,785,742	5/25/46	11 bp	(229,380)

Marsh & Mclennan Co.
Inc., 5 3/8%, 7/15/14	--	--	820,000	9/20/14	(105 bp)	(26,598)

Sara Lee Corp., 6 1/8%,
11/1/32	--	--	725,000	9/20/11	(43 bp)	(4,662)

Yum! Brands, Inc.,
8 7/8%, 4/15/11	--	--	260,000	3/20/13	(65 bp)	(1,096)

Credit Suisse International
DJ ABX HE AAA Series 7
Version 2 Index	BB	543,900	980,000	1/25/38	76 bp	(130,433)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	2,783,548	6,261,231	5/25/46	11 bp	861,445

DJ CDX NA IG Series 11
Index	BBB+	184,542	7,810,000	12/20/13	150 bp	204,198

General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	--	3,610,000	12/20/13	530 bp	397,168

Liberty Mutual
Insurance, 7 7/8%,
10/15/26	--	--	585,000	12/20/13	(210 bp)	(15,425)

Deutsche Bank AG
DJ CDX NA IG Series 12
Version 1 Index	--	(1,492,121)	38,671,000	6/20/14	(100 bp)	(1,344,827)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	3,150,000	9/20/13	109 bp	(174,633)

Goldman Sachs International
DJ ABX HE AAA Index	BB	509,291	2,167,000	1/25/38	76 bp	(980,339)

DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	658,713	1,569,638	5/25/46	11 bp	176,858

JPMorgan Chase Bank, N.A.
DJ ABX HE PEN AAA
Series 6 Version 2 Index	AA	742,995	3,498,899	5/25/46	11 bp	(331,113)

GATX Corp., 8.875%,
6/1/09	--	--	455,000	3/20/16	(100 bp)	14,773

Lexmark International,
Inc., 5.9%, 6/1/13	--	--	855,000	6/20/13	(113 bp)	8,588

Nextel Communications,
7 3/8%, 8/1/15	--	--	230,000	9/20/13	(540 bp)	4,575

Merrill Lynch International
Kinder Morgan, Inc.,
6 1/2%, 9/1/12	--	--	338,000	9/20/12	(128 bp)	(3,577)

Morgan Stanley Capital Services, Inc.
DJ CDX NA IG Series 12
Version 1 Index	--	(6,700,219)	150,937,000	6/20/14	(100 bp)	(6,125,026)

Total						$(8,183,254)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

USD / $ United States Dollar

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNB	Medium Term Notes Class B
MTNE	Medium Term Notes Class E
PO	Principal Only
TBA	To Be Announced Commitments

NOTES

(a) Percentages indicated are based on net assets of $1,021,865,831.

(b) The aggregate identified cost on a tax basis is $1,794,642,263, resulting in gross unrealized appreciation and depreciation of $69,168,968 and $121,008,009, respectively, or net unrealized depreciation of $51,839,041.

(NON) Non-income-producing security.

(SEG) This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at July 31, 2009.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivative contracts at July 31, 2009.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at July 31, 2009. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $141,380 for the period ended July 31, 2009. During the period ended July 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $290,181,568 and $91,364,971, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for SFAS 157 disclosures based on the securities valuation inputs.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain derivative contracts.

(R) Real Estate Investment Trust.

At July 31, 2009, liquid assets totaling $770,275,378 have been designated as collateral for open forward commitments, swap contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN are the current interest rates at July 31, 2009.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at July 31, 2009.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings).

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source.

The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts at period end are indicative of the volume of activity during the period.

Interest rate swap contracts: The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked-to-market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding contracts at period end are indicative of the volume of activity during the period.

Credit default contracts: The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding contracts at period end are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At July 31, 2009, the fund had net unrealized losses of $97,473,137 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $65,211,313.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into receivable purchase agreements (“Agreements”) with other registered investment companies (each a “Seller”) managed by Putnam Management. Under the Agreements, the Seller sold to the fund the right to receive, in the aggregate, $2,948,825 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in each case in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to LBSF of $171,720,312. Future payments under the Agreements are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreements will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. SFAS 157 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of July 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$88,449,763	$1,774,215

Corporate bonds and notes	--	219,647,339	--

Mortgage-backed securities	--	432,707,599	--

Municipal bonds and notes	--	2,690,270	--

Purchased options outstanding	--	41,185,353	--

Senior loans	--	4,588,957	--

U.S. Government and agency mortgage obligations	--	467,825,092	--

U.S Treasury obligations	--	79,119,486	--

Short-term investments	198,816,597	205,998,551	--

Totals by level	$198,816,597	$1,542,212,410	$1,774,215

	Level 1	Level 2	Level 3

Other financial instruments:	$(19,410,425)	$(163,624,439)	$(759,954)

Other financial instruments include futures, written options, TBA sale commitments, swaps, forward contracts and receivable purchase agreement.

The following is a reconciliation of Level 3 assets as of July 31, 2009:

				Change in net		Net transfers in
	Balance as of	Accrued discounts/	Realized	unrealized appreciation/	Net purchases/	and/or out	Balance as of
Investments in securities:	October 31, 2008	premiums	gain/(loss)	(depreciation)	sales	of Level 3	July 31, 2009

Asset-backed securities	$10,118,484	$--	$(1,845,484)	$991,744	$(1,837,671)	$(5,652,858)	$1,774,215

Mortgage-backed securities	$16,642,724	--	(301,545)	127,521	(458,663)	(16,010,037)	$--

Totals:	$26,761,208	$--	$(2,147,029)	$1,119,265	$(2,296,334)	$(21,662,895)	$1,774,215

				Change in net		Net transfers in
	Balance as of	Accrued discounts/	Realized	unrealized appreciation/	Net purchases/	and/or out	Balance as of
	October 31, 2008 †	premiums	gain/(loss)	(depreciation)	sales	of Level 3	July 31, 2009 †

Other financial instruments:	$(759,954)	$--	$--	$--	$--	$--	$(759,954)

Other financial instruments include futures, written options, TBA sale commitments, swaps, forward contracts and receivable purchase agreement.

† Includes amount receivable under receivable purchase agreement.

Market Values of Derivative Instruments as of July 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Credit contracts	$1,167,247	$7,574,292

Interest rate contracts	402,892,681	385,503,889

Total	$404,059,928	$393,078,181

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: September 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 29, 2009